UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2017 – June 30, 2017

Item 1.  Schedule of Investments.
ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Long Positions - 90.2%
Equity Securities - 36.9%
Common Stock - 36.9%
Consumer Discretionary - 5.2%
23,263	American Airlines Group, Inc. (a)	$1,170,594
36,486	Boot Barn Holdings, Inc. (b)	258,321
5,705	Brookdale Senior Living, Inc. (b)	83,921
7,444	Buffalo Wild Wings, Inc. (b)	943,155
3,788	CarMax, Inc. (b)	238,871
58,795	CVS Health Corp.	4,730,646
9,221	Dollar Tree, Inc. (b)	644,732
140,048	Drive Shack, Inc. (a)	441,151
29,740	Extended Stay America, Inc. (a)	575,766
79,696	Freshpet, Inc. (b)	1,322,954
42,034	General Motors Co. (a)	1,468,248
74,437	Green Plains Partners LP	1,391,972
15,119	Harley-Davidson, Inc. (a)(c)(d)	816,728
16,467	Lithia Motors, Inc., Class A	1,551,686
173,061	Luby's, Inc. (b)	486,302
22,364	Macy's, Inc. (a)	519,739
26,512	Motorcar Parts of America, Inc. (a)(b)	748,699
30,286	Nexeo Solutions, Inc. (a)(b)	251,374
19,580	Robert Half International, Inc.	938,469
50,865	The Habit Restaurants, Inc., Class A (b)	803,667
6,529	The Walt Disney Co.	693,706
35,000	VF Corp.	2,016,000
19,936	Vista Outdoor, Inc. (b)	448,759
4,833	Walgreens Boots Alliance, Inc.	378,472
		22,923,932
Consumer Staples - 5.8%
2,920	AMERCO (b)	1,068,895
6,511	Bayer AG	841,816
17,368	Calavo Growers, Inc.	1,199,260
20,622	Cross Country Healthcare, Inc. (b)	266,230
20,000	Diageo PLC, ADR	2,396,600
23,417	Hostess Brands, Inc. (b)	377,014
60,000	Nestle SA, ADR	5,232,000
96,258	Nomad Foods, Ltd. (a)(b)	1,358,200
86,219	PFSweb, Inc. (b)	712,169
19,850	Phibro Animal Health Corp., Class A	735,442
65,753	Pilgrim's Pride Corp. (b)	1,441,306
18,858	Post Holdings, Inc. (b)	1,464,324
85,000	Sanofi, ADR	4,072,350
44,662	Sprouts Farmers Market, Inc. (b)	1,012,487
67,034	SUPERVALU, Inc. (b)	220,542
34,737	The Kroger Co.	810,067
24,812	Tyson Foods, Inc., Class A	1,553,976
13,647	Zoetis, Inc.	851,300
		25,613,978
Energy - 8.1%
12,088	Anadarko Petroleum Corp. (a)	548,070
23,045	California Resources Corp. (a)(b)	197,035
31,697	Cheniere Energy, Inc. (b)	1,543,961
36,636	Comstock Resources, Inc. (b)	259,016
135,743	Cone Midstream Partners LP (a)	2,572,330
18,015	Devon Energy Corp.	575,940
10,689	Dominion Energy Midstream Partners LP	308,378
108,240	Enbridge, Inc.	4,309,034
50,515	Energy Transfer Equity LP	907,249
58,870	Energy Transfer Partners LP	1,200,359
46,188	EnLink Midstream Partners LP	783,348
36,634	Enterprise Products Partners LP (a)	992,049
Shares	Security Description	Value
47,144	Green Plains, Inc.	$968,809
45,852	Halliburton Co. (a)(c)	1,958,339
76,081	Kinder Morgan Canada, Ltd. (b)(e)	928,719
75,237	Kinder Morgan, Inc.	1,441,541
10,153	Marathon Petroleum Corp.	531,306
71,017	MPLX LP	2,371,968
24,637	Patterson-UTI Energy, Inc.	497,421
6,660	Phillips 66 Partners LP	329,137
81,797	Plains All American Pipeline LP	2,148,807
37,202	Rice Energy, Inc. (b)	990,689
87,797	Rice Midstream Partners LP	1,750,672
19,881	Schlumberger, Ltd.	1,308,965
12,210	Sprague Resources LP	344,322
41,996	Targa Resources Corp.	1,898,219
5,999	The Williams Cos., Inc.	181,650
29,013	TransMontaigne Partners LP	1,218,546
60,847	Trecora Resources (a)(b)	684,529
23,406	Western Gas Partners LP	1,309,332
19,370	Williams Partners LP	776,931
		35,836,671
Financial - 6.6%
19,633	American Express Co. (a)(c)	1,653,884
11,574	Aon PLC (a)	1,538,763
73,260	Bank of America Corp. (a)	1,777,288
33,868	Berkshire Hathaway, Inc., Class B (a)(b)	5,736,223
100,000	Brookfield Asset Management, Inc., Class A	3,921,000
33,994	CBRE Group, Inc., Class A (a)(b)	1,237,382
19,585	Citigroup, Inc. (a)	1,309,845
8,000	Jones Lang LaSalle, Inc.	1,000,000
23,850	JPMorgan Chase & Co. (a)	2,179,890
52,700	Leucadia National Corp. (a)	1,378,632
61,045	Medical Properties Trust, Inc. REIT (a)	785,649
42,417	Quality Care Properties, Inc. REIT (b)	776,655
75,000	The Bank of New York Mellon Corp.	3,826,500
617	Trisura Group, Ltd. (b)	10,303
25,000	WR Berkley Corp.	1,729,250
		28,861,264
Healthcare - 0.6%
7,000	Becton Dickinson and Co.	1,365,770
7,687	McKesson Corp.	1,264,819
		2,630,589
Industrial - 4.2%
62,006	Briggs & Stratton Corp.	1,494,345
26,188	Chicago Bridge & Iron Co. NV	516,689
7,444	Deere & Co.	920,004
13,262	Delta Air Lines, Inc. (d)	712,700
7,395	Dycom Industries, Inc. (a)(b)	662,000
50,000	Expeditors International of Washington, Inc.	2,824,000
25,510	Flex, Ltd. (b)	416,068
70,933	Forterra, Inc. (a)(b)	583,779
23,047	Jacobs Engineering Group, Inc. (a)	1,253,526
9,925	John Bean Technologies Corp.	972,650
20,606	MasTec, Inc. (a)(b)	930,361
7,271	Mueller Water Products, Inc., Class A	84,925
64,925	Quanta Services, Inc. (a)(b)	2,137,331
6,429	The Boeing Co. (a)	1,271,335
26,053	Trimble, Inc. (b)	929,310
28,864	Tutor Perini Corp. (b)	829,840
4,867	United Parcel Service, Inc., Class B (a)	538,242
9,072	Valmont Industries, Inc. (a)	1,357,171
		18,434,276

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Information Technology - 1.7%
18,763	Apple, Inc. (a)	$2,702,247
15,710	BroadSoft, Inc. (a)(b)	676,316
53,000	Conduent, Inc. (b)	844,820
44,730	Cypress Semiconductor Corp.	610,565
31,895	Guidance Software, Inc. (b)	210,826
68,935	Nuance Communications, Inc. (a)(b)	1,200,158
17,652	Silicon Motion Technology Corp., ADR (a)	851,356
19,074	VeriFone Systems, Inc. (b)	345,239
		7,441,527
Materials - 3.0%
12,406	Agrium, Inc.	1,122,619
87,000	Cameco Corp.	791,700
79,192	Constellium NV, Class A (b)	546,425
39,429	Monsanto Co.	4,666,816
14,083	Rayonier Advanced Materials, Inc.	221,385
60,000	Royal Gold, Inc.	4,690,200
34,737	The Mosaic Co.	793,045
19,853	Westlake Chemical Partners LP	491,362
		13,323,552
Telecommunication Services - 1.1%
1,017	Alphabet, Inc., Class A (b)	945,485
342	Alphabet, Inc., Class C (b)	310,786
70,167	Attunity, Ltd. (a)(b)	504,501
23,062	CBS Corp., Class B, Non-Voting Shares (a)	1,470,894
98,000	News Corp., Class A	1,342,600
58,145	Spark Networks, Inc. (a)(b)	55,819
		4,630,085
Utilities - 0.6%
86,621	Vistra Energy Corp. (a)(b)	1,454,367
23,801	Western Gas Equity Partners LP	1,023,919
		2,478,286
Total Common Stock (Cost $128,227,093)	162,174,160
Total Equity Securities (Cost $128,227,093)	162,174,160
Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 13.6%
Asset Backed Obligations - 0.2%
$60,592	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (f)	3.47%	03/25/36	54,547
38,765	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (f)	3.38	03/25/36	32,714
27,419	Banc of America Funding Corp., Series 2006-E 2A1 (f)	3.71	06/20/36	23,057
62,146	Banc of America Funding Corp., Series 2007-E 4A1 (f)	3.13	07/20/47	51,926
Principal	Security Description	Rate	Maturity	Value
$74,250	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00%	12/25/36	$66,864
28,935	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6	5.75	04/25/37	25,439
32,196	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1	5.50	11/25/35	31,056
169,248	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (f)	1.54	12/25/36	88,640
47,235	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (f)	3.35	09/25/47	45,831
56,840	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (f)	3.42	09/25/36	46,789
27,147	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (f)	3.44	04/25/37	26,228
130,218	Lehman XS Trust, Series 2005-6 1A1 (f)	1.74	11/25/35	87,915
127,620	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00	12/25/36	110,664
103,002	Residential Accredit Loans, Inc., Series 2007-QS5 A1	5.50	03/25/37	84,715
1,036,625	Residential Asset Securitization Trust, Series 2007-A5 1A2 (f)	1.62	05/25/37	229,225
41,101	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (f)	3.51	04/25/47	32,430
Total Asset Backed Obligations (Cost $1,182,382)	1,038,040
Corporate Convertible Bonds - 13.4%
Consumer Discretionary - 0.7%
1,000,000	Horizon Global Corp.	2.75	07/01/22	950,000
1,200,000	JAKKS Pacific, Inc. (e)	4.88	06/01/20	1,051,500

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value
$1,000,000	M/I Homes, Inc.	3.25%	09/15/17	$1,211,250
				3,212,750
Consumer Staples - 2.9%
850,000	Acorda Therapeutics, Inc.	1.75	06/15/21	733,656
1,900,000	Carriage Services, Inc.	2.75	03/15/21	2,473,562
450,000	Ctrip.com International, Ltd. (e)	1.25	09/15/22	487,406
1,000,000	Dermira, Inc. (e)	3.00	05/15/22	1,107,500
900,000	Flexion Therapeutics, Inc. (e)	3.38	05/01/24	924,750
1,600,000	Ironwood Pharmaceuticals, Inc.	2.25	06/15/22	2,149,000
1,500,000	Sucampo Pharmaceuticals, Inc. (e)	3.25	12/15/21	1,471,875
500,000	The Spectranetics Corp.	2.63	06/01/34	678,125
500,000	Theravance Biopharma, Inc.	3.25	11/01/23	677,188
1,000,000	Tivity Health, Inc.	1.50	07/01/18	2,053,750
				12,756,812
Energy - 1.6%
1,500,000	Clean Energy Fuels Corp. (e)	5.25	10/01/18	1,492,500
1,200,000	Ensco Jersey Finance, Ltd. (e)	3.00	01/31/24	928,500
1,000,000	Newpark Resources, Inc.(e)	4.00	12/01/21	1,084,375
2,500,000	Renewable Energy Group, Inc.	4.00	06/15/36	3,417,188
				6,922,563
Financial - 0.9%
2,700,000	Encore Capital Group, Inc.	3.00	07/01/20	2,895,750
1,000,000	Encore Capital Group, Inc. (e)	3.25	03/15/22	1,077,500
				3,973,250
Healthcare - 1.1%
1,000,000	AMAG Pharmaceuticals, Inc.	3.25	06/01/22	961,250
1,500,000	Quidel Corp.	3.25	12/15/20	1,670,625
1,450,000	Repligen Corp.	2.13	06/01/21	2,095,250
				4,727,125
Industrial - 1.9%
1,550,000	Echo Global Logistics, Inc.	2.50	05/01/20	1,491,875
2,400,000	Fluidigm Corp.	2.75	02/01/34	1,512,000
500,000	Golar LNG, Ltd. (e)	2.75	02/15/22	463,750
1,500,000	Kaman Corp. (e)	3.25	11/15/17	2,254,688
1,000,000	Kaman Corp. (e)	3.25	05/01/24	1,018,125
Principal	Security Description	Rate	Maturity	Value
$750,000	TTM Technologies, Inc.	1.75%	12/15/20	$1,410,000
				8,150,438
Information Technology - 2.2%
1,400,000	Advanced Micro Devices, Inc.	2.13	09/01/26	2,455,250
1,550,000	Avid Technology, Inc.	2.00	06/15/20	1,145,063
2,100,000	Envestnet, Inc.	1.75	12/15/19	2,072,437
1,300,000	ON Semiconductor Corp. (e)	1.63	10/15/23	1,306,500
2,200,000	Quantum Corp.	4.50	11/15/17	2,208,030
300,000	Veeco Instruments, Inc.	2.70	01/15/23	307,125
				9,494,405
Materials - 0.7%
850,000	Aceto Corp.	2.00	11/01/20	785,188
2,500,000	Silver Standard Resources, Inc.	2.88	02/01/33	2,445,312
				3,230,500
Telecommunication Services - 1.2%
1,500,000	Global Eagle Entertainment, Inc.	2.75	02/15/35	971,250
2,350,000	Harmonic, Inc.	4.00	12/01/20	2,718,656
1,600,000	Pandora Media, Inc.	1.75	12/01/20	1,524,000
				5,213,906
Utilities - 0.2%
1,100,000	EnerNOC, Inc.	2.25	08/15/19	1,104,125
Total Corporate Convertible Bonds (Cost $51,747,823)	58,785,874
Exchange Traded Note - 0.0%
250	iPATH S&P 500 VIX Mid-Term Futures ETN (b) (Cost $9,104)	5,660
Total Fixed Income Securities (Cost $52,939,309)	59,829,574
Shares	Security Description	Value
Investment Companies - 21.7%
1,289,545	Absolute Capital Opportunities Fund (b)(g)	14,197,893
50,000	Energy Select Sector SPDR Fund	3,246,000
4,000	ProShares Short Russell2000 (b)	185,120
306,535	SPDR S&P 500 ETF Trust (a)(d)	74,120,163
108,000	VanEck Vectors Gold Miners ETF	2,384,640
50,000	VanEck Vectors Oil Services ETP	1,239,500
Total Investment Companies (Cost $54,394,581)	95,373,316
Money Market Fund - 17.4%
76,554,781	State Street Institutional Treasury Money Market Fund, Premier Fund Shares, 0.82% (f) (Cost $76,554,781)	76,554,781

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 0.6%
Call Options Purchased - 0.5%
24,933,410	Atlas Iron, Ltd. (h)	$0.08	08/17	$19,164
3,500	Energy Select Sector SPDR Fund	72.00	01/18	255,500
775	Financial Select Sector SPDR Fund	27.00	01/18	25,575
928	Financial Select Sector SPDR Fund	26.00	01/18	56,608
285	Industrial Select Sector SPDR Fund	74.00	01/18	15,390
341	Industrial Select Sector SPDR Fund	71.00	01/18	47,740
494	iShares Russell 2000 ETF	153.00	01/18	81,510
592	iShares Russell 2000 ETF	147.00	01/18	209,568
8,638	SPDR S&P 500 ETF Trust	265.00	01/18	457,814
1,366	SPDR S&P 500 ETF Trust	255.00	01/18	314,180
3,000	SPDR S&P Metals & Mining ETF	35.00	12/17	213,000
1,000	SPDR S&P Oil & Gas Exploration & Production ETF	36.00	01/18	136,500
338	Tailored Brands, Inc.	14.00	08/17	5,070
3,000	VanEck Vectors Gold Miners ETF	28.00	01/18	174,000
Total Call Options Purchased (Premiums Paid $2,414,864)	2,011,619
Put Options Purchased - 0.1%
703	SPDR S&P 500 ETF Trust	200.00	01/18	113,183
3,000	Technology Select Sector SPDR Fund	53.00	12/17	526,500
Total Put Options Purchased (Premiums Paid $698,200)	639,683
Total Purchased Options (Premiums Paid $3,113,064)	2,651,302
Total Long Positions - 90.2% (Cost $315,228,828)*	396,583,133
Total Short Positions - (40.8)% (Proceeds $(180,393,672))*	(179,052,534)
Total Written Options - (0.2)% (Premiums Received $(902,447))*	(588,520)
Other Assets & Liabilities, Net – 50.7%	222,686,227
Net Assets – 100.0%	$439,628,306

ABSOLUTE STRATEGIES FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Short Positions - (40.8)%
Common Stock - (29.6)%
Consumer Discretionary - (6.0)%
(1,320)	Amazon.com, Inc.	$(1,277,760)
(1,754)	Big Lots, Inc.	(84,718)
(17,368)	Bojangles', Inc.	(282,230)
(8,188)	Brinker International, Inc.	(311,963)
(11,800)	Carnival Corp.	(773,726)
(1,848)	Chipotle Mexican Grill, Inc.	(768,953)
(2,729)	Cracker Barrel Old Country Store, Inc.	(456,425)
(17,427)	Dana, Inc.	(389,145)
(17,368)	Del Frisco's Restaurant Group, Inc.	(279,625)
(36,900)	DR Horton, Inc.	(1,275,633)
(130,500)	Fiat Chrysler Automobiles NV	(1,375,736)
(13,647)	Fiesta Restaurant Group, Inc.	(281,810)
(145,252)	Ford Motor Co.	(1,625,370)
(58,658)	General Motors Co.	(2,048,924)
(18,100)	Genuine Parts Co.	(1,678,956)
(2,573)	Hawaiian Holdings, Inc.	(120,802)
(17,800)	HD Supply Holdings, Inc.	(545,214)
(21,700)	Horizon Global Corp.	(311,612)
(1,694)	iRobot Corp.	(142,533)
(48,219)	JAKKS Pacific, Inc.	(192,876)
(2,184)	LCI Industries	(223,642)
(29,600)	Leggett & Platt, Inc.	(1,554,888)
(34,700)	M/I Homes, Inc.	(990,685)
(4,466)	McDonald's Corp.	(684,013)
(4,920)	Mohawk Industries, Inc.	(1,189,115)
(59,550)	Noodles & Co.	(232,245)
(2,253)	PetMed Express, Inc.	(91,472)
(7,692)	Red Robin Gourmet Burgers, Inc.	(501,903)
(10,080)	The Home Depot, Inc.	(1,546,272)
(805)	The Priceline Group, Inc.	(1,505,769)
(18,609)	Titan International, Inc.	(223,494)
(9,925)	Tractor Supply Co.	(538,034)
(3,220)	Ulta Beauty, Inc.	(925,235)
(19,850)	Vista Outdoor, Inc.	(446,823)
(57,700)	Volvo AB, Class B	(983,503)
(4,650)	Williams-Sonoma, Inc.	(225,525)
(2,387)	WW Grainger, Inc.	(430,925)
		(26,517,554)
Consumer Staples - (4.5)%
(4,490)	Abbott Laboratories	(238,060)
(9,450)	Acorda Therapeutics, Inc.	(186,165)
(31,000)	AerCap Holdings NV	(1,439,330)
(33,505)	Amira Nature Foods, Ltd.	(185,618)
(37,020)	Amplify Snack Brands, Inc.	(356,873)
(13,647)	Archer-Daniels-Midland Co.	(564,713)
(10,606)	Avis Budget Group, Inc.	(289,225)
(16,368)	Blue Buffalo Pet Products, Inc.	(373,354)
(66,200)	Carriage Services, Inc.	(1,784,752)
(2,667)	Cimpress NV	(252,111)
(3,600)	Ctrip.com International, Ltd., ADR	(193,896)
(18,300)	Dermira, Inc.	(533,262)
(6,203)	Dr. Pepper Snapple Group, Inc.	(565,155)
(11,900)	FleetCor Technologies, Inc.	(1,716,099)
(23,660)	Flexion Therapeutics, Inc.	(478,405)
(29,775)	Flowers Foods, Inc.	(515,405)
(38,459)	Hostess Brands, Inc.	(619,190)
(4,714)	Ingredion, Inc.	(561,956)
(76,700)	Ironwood Pharmaceuticals, Inc.	(1,448,096)
(25,200)	Macquarie Infrastructure Corp.	(1,975,680)
Shares	Security Description	Value
(5,210)	PepsiCo, Inc.	$(601,703)
(5,858)	Sanderson Farms, Inc.	(677,478)
(50,000)	Sucampo Pharmaceuticals, Inc., Class A	(525,000)
(12,800)	The Spectranetics Corp.	(491,520)
(11,500)	Theravance Biopharma, Inc.	(458,160)
(49,900)	Tivity Health, Inc.	(1,988,515)
(3,226)	TreeHouse Foods, Inc.	(263,532)
(6,313)	United Natural Foods, Inc.	(231,687)
(3,047)	USANA Health Sciences, Inc.	(195,313)
		(19,710,253)
Energy - (0.9)%
(19,123)	Enbridge Energy Partners LP	(305,968)
(15,908)	Enbridge, Inc.	(633,298)
(55,000)	Ensco PLC, Class A	(283,800)
(70,515)	Newpark Resources, Inc.	(518,285)
(186,366)	Renewable Energy Group, Inc.	(2,413,440)
		(4,154,791)
Financial - (6.3)%
(2,255,000)	Agricultural Bank of China, Ltd., Class H	(1,065,771)
(33,400)	Air Lease Corp.	(1,247,824)
(11,500)	Ameriprise Financial, Inc.	(1,463,835)
(133,942)	Banco Santander SA, ADR	(896,072)
(59,350)	Bank of America Corp.	(1,439,831)
(2,048,000)	Bank of China, Ltd., Class H	(1,004,661)
(952,000)	Bank of Communications Co., Ltd., Class H	(671,861)
(1,535,000)	China CITIC Bank Corp., Ltd., Class H	(939,782)
(1,181,000)	China Construction Bank Corp., Class H	(915,158)
(780,000)	China Galaxy Securities Co., Ltd., Class H	(699,332)
(339,000)	China Merchants Bank Co., Ltd., Class H	(1,022,543)
(349,000)	CITIC Securities Co., Ltd., Class H	(721,472)
(11,000)	Citigroup, Inc.	(735,680)
(1,410)	Credit Acceptance Corp.	(362,567)
(46,800)	Deutsche Bank AG	(832,572)
(50,139)	Encore Capital Group, Inc.	(2,013,081)
(29,000)	Erste Group Bank AG	(1,110,426)
(1,538,000)	Industrial & Commercial Bank of China, Ltd., Class H	(1,038,144)
(277,500)	Intesa Sanpaolo SpA	(879,844)
(32,550)	Morgan Stanley	(1,450,428)
(97,100)	Nordea Bank AB	(1,235,548)
(59,975)	OTP Bank PLC	(2,007,217)
(60,300)	Swedbank AB, Class A	(1,469,440)
(28,200)	The Blackstone Group LP	(940,470)
(25,300)	The Charles Schwab Corp.	(1,086,888)
(11,300)	UniCredit SpA	(211,018)
(2,451)	World Acceptance Corp.	(183,604)
		(27,645,069)
Healthcare - (0.7)%
(20,350)	AMAG Pharmaceuticals, Inc.	(374,440)
(1,233)	athenahealth, Inc.	(173,298)
(5,619)	Patterson Cos., Inc.	(263,812)
(22,700)	Quidel Corp.	(616,078)
(35,600)	Repligen Corp.	(1,475,264)
		(2,902,892)

ABSOLUTE STRATEGIES FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Industrial - (6.2)%
(8,015)	Actuant Corp., Class A	$(197,169)
(1,700)	Acuity Brands, Inc.	(345,576)
(4,014)	Applied Optoelectronics, Inc.	(248,025)
(25,900)	Atlas Copco AB, Class A	(992,997)
(4,216)	Caterpillar, Inc.	(453,051)
(15,800)	Eaton Corp. PLC	(1,229,714)
(11,300)	Echo Global Logistics, Inc.	(224,870)
(28,300)	Emerson Electric Co.	(1,687,246)
(15,300)	Fluidigm Corp.	(61,812)
(27,600)	Fluor Corp.	(1,263,528)
(4,770)	Garmin, Ltd.	(243,413)
(53,400)	General Electric Co.	(1,442,334)
(7,800)	Golar LNG, Ltd.	(173,550)
(12,700)	IDEX Corp.	(1,435,227)
(8,250)	Illinois Tool Works, Inc.	(1,181,813)
(52,950)	Kaman Corp.	(2,640,616)
(5,000)	Martin Marietta Materials, Inc.	(1,112,900)
(1,344)	OSI Systems, Inc.	(101,002)
(28,900)	Sensata Technologies Holding NV	(1,234,608)
(46,500)	SKF AB, Class B	(942,176)
(34,575)	Spirit AeroSystems Holdings, Inc., Class A	(2,003,275)
(18,100)	Textron, Inc.	(852,510)
(6,850)	The Boeing Co.	(1,354,588)
(15,900)	The Middleby Corp.	(1,932,009)
(847)	TransDigm Group, Inc.	(227,733)
(71,000)	TTM Technologies, Inc.	(1,232,560)
(6,600)	Vulcan Materials Co.	(836,088)
(16,300)	Wartsila OYJ Abp	(963,432)
(27,294)	Welbilt, Inc.	(514,492)
		(27,128,314)
Information Technology - (3.9)%
(157,300)	Advanced Micro Devices, Inc.	(1,963,104)
(31,100)	Akamai Technologies, Inc.	(1,549,091)
(6,225)	Alliance Data Systems Corp.	(1,597,895)
(6,355)	Ambarella ,Inc.	(308,535)
(14,050)	Autodesk, Inc.	(1,416,521)
(25,700)	Avid Technology, Inc.	(135,182)
(31,700)	CA, Inc.	(1,092,699)
(8,400)	Envestnet, Inc.	(332,640)
(48,000)	Intel Corp.	(1,619,520)
(13,900)	International Business Machines Corp.	(2,138,237)
(1,100)	Medidata Solutions, Inc.	(86,020)
(5,978)	MINDBODY, Inc., Class A	(162,602)
(6,200)	NVIDIA Corp.	(896,272)
(34,900)	ON Semiconductor Corp.	(489,996)
(18,600)	Oracle Corp.	(932,604)
(3,800)	Quantum Corp.	(29,678)
(19,700)	salesforce.com, Inc.	(1,706,020)
(47,999)	Sigma Designs, Inc.	(280,794)
(11,418)	Teradata Corp.	(336,717)
(4,400)	Veeco Instruments, Inc.	(122,540)
		(17,196,667)
Materials - (0.7)%
(7,800)	Aceto Corp.	(120,510)
(54,483)	AgroFresh Solutions, Inc.	(391,188)
(27,294)	American Vanguard Corp.	(470,822)
(19,850)	CF Industries Holdings, Inc.	(555,006)
(6,451)	Compass Minerals International, Inc.	(421,250)
Shares	Security Description	Value
(3,722)	FMC Corp.	$(271,892)
(34,737)	Potash Corp. of Saskatchewan, Inc.	(566,213)
(31,700)	Silver Standard Resources, Inc.	(307,807)
		(3,104,688)
Telecommunication Services - (0.4)%
(24,100)	Global Eagle Entertainment, Inc.	(85,796)
(1,963)	GrubHub, Inc.	(85,587)
(282,200)	Harmonic, Inc.	(1,481,550)
(20,000)	Pandora Media, Inc.	(178,400)
		(1,831,333)
Utilities - (0.0)%
(6,600)	EnerNOC, Inc.	(51,150)
Total Common Stock (Proceeds $(132,938,302))		(130,242,711)
Principal	Security Description	Value
Exchange Traded Note – (0.6)%
$(30,000)	VelocityShares Daily Inverse VIX Short Term ETN (Proceeds $(2,391,007))	(2,503,800)
Shares	Security Description	Value
Investment Companies - (10.6)%
(158,431)	Financial Select Sector SPDR Fund	(3,908,493)
(57,069)	Industrial Select Sector SPDR Fund	(3,886,969)
(82,700)	iShares Russell 2000 ETF	(11,654,084)
(11,519)	Powershares QQQ Trust, Series 1	(1,585,475)
(104,512)	SPDR S&P 500 ETF Trust	(25,271,002)
Total Investment Companies (Proceeds $(45,064,363))	(46,306,023)
Total Short Positions - (40.8)% (Proceeds $(180,393,672))	$(179,052,534)

ABSOLUTE STRATEGIES FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2017

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.2)%
Call Options Written - (0.1)%
(99)	American Express Co.	$80.00	01/18	$(71,033)
(168)	Halliburton Co.	55.00	01/18	(6,048)
(71)	Harley-Davidson, Inc.	50.00	01/18	(47,570)
Total Call Options Written (Premiums Received $(148,132))				(124,651)
Put Options Written - (0.1)%
(51)	AutoNation, Inc.	40.00	10/17	(9,180)
(87)	Delta Air Lines, Inc.	45.00	01/18	(11,832)
(71)	Harley-Davidson, Inc.	40.00	01/18	(5,609)
(34)	Johnson & Johnson	105.00	01/18	(2,754)
(105)	Patterson Cos., Inc.	35.00	07/17	(105)
(703)	SPDR S&P 500 ETF Trust	215.00	01/18	(205,979)
(3,000)	Technology Select Sector SPDR Fund	48.00	12/17	(216,000)
(34)	Time Warner, Inc.	90.00	01/19	(12,410)
Total Put Options Written (Premiums Received $(754,315))	(463,869)
Total Written Options - (0.2)% (Premiums Received $(902,447))	$(588,520)

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2017

ADR American Depositary Receipt
ETF Exchange Traded Fund
ETN Exchange Traded Note
LLC Limited Liability Company
LP Limited Partnership
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Non-income producing security.
(c) Subject to call option written by the Fund.
(d) Subject to put option written by the Fund.
(e) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $15,597,688 or 3.5% of net assets.
(f) Variable rate security. Rate presented is as of June 30, 2017.
(g) Affiliated Company.
(h) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $19,164 or 0.0% of net assets.

At June 30, 2017, the Fund held the following exchange traded futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
175	Gold 100 oz. Future	09/05/17	$21,817,588	$(77,338)
(1,800)	S&P 500 E-mini Future	09/19/17	(219,117,412)	1,236,412
(20)	U.S. 10-year Note Future	10/03/17	(2,521,876)	11,251
(32)	U.S. 5-year Note Future	10/10/17	(3,782,499)	11,749
			$(203,604,199)	$1,182,074

Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund's Schedule of Investments.  Transactions during the period with affiliates were as follows:

Investment Company
Absolute Capital Opportunities Fund	Balance 03/31/17	Gross Additions	Gross Reductions	Change in Unrealized Appreciation	Balance 06/30/17	Realized Gain (Loss)	Investment Income
Shares/ Principal	1,289,545	-	-	-	1,289,545
Cost	$13,010,000	$-	$-	$-	$13,010,000	$-	$-
Proceeds	-	-	-	-	-
Value	14,146,311	-	-	51,582	14,197,893

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$98,129,546
Gross Unrealized Depreciation	(15,120,176)
Net Unrealized Appreciation	$83,009,370

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2017.

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$22,923,932	$-	$-	$22,923,932
Consumer Staples	25,613,978	-	-	25,613,978
Energy	35,836,671	-	-	35,836,671
Financial	28,861,264	-	-	28,861,264
Healthcare	2,630,589	-	-	2,630,589
Industrial	18,434,276	-	-	18,434,276
Information Technology	7,441,527	-	-	7,441,527
Materials	13,323,552	-	-	13,323,552
Telecommunication Services	4,630,085	-	-	4,630,085
Utilities	2,478,286	-	-	2,478,286
Asset Backed Obligations	-	1,038,040	-	1,038,040
Corporate Convertible Bonds	-	58,785,874	-	58,785,874
Exchange Traded Note	5,660	-	-	5,660
Investment Companies	95,373,316	-	-	95,373,316
Money Market Fund	-	76,554,781	-	76,554,781
Purchased Options	1,595,385	1,036,753	19,164	2,651,302
Total Investments At Value	$259,148,521	$137,415,448	$19,164	$396,583,133
Other Financial Instruments**
Futures	1,259,412	-	-	1,259,412
Total Assets	$260,407,933	$137,415,448	$19,164	$397,842,545

	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stock	$(130,242,711)	$-	$-	$(130,242,711)
Exchange Traded Note	(2,503,800)	-	-	(2,503,800)
Investment Companies	(46,306,023)	-	-	(46,306,023)
Total Securities Sold Short	$(179,052,534)	$-	$-	$(179,052,534)
Other Financial Instruments**
Written Options	(292,202)	(296,318)	-	(588,520)
Futures	(77,338)	-	-	(77,338)
Total Other Financial Instruments**	$(369,540)	$(296,318)	$-	$(665,858)
Total Liabilities	$(179,422,074)	$(296,318)	$-	$(179,718,392)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures, which are valued at the unrealized appreciation/(depreciation) of the instrument. Written options are reported at their market value at period end.

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2017

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Purchased Options	Written Options
Balance as of 03/31/17	$-	$(126)
Change in Unrealized Appreciation /(Depreciation)	-	(4,378)
Sales/Covers	-	4,399
Transfers In	19,164	-
Transfers Out	-	105
Balance as of 06/30/17	$19,164	$-
Net change in unrealized appreciation / (depreciation) from investments held as of 06/30/17	$115	$(4,378)

The Fund utilizes the end of period methodology when determining transfers. As of June 30, 2017, there was $491,624 transferred from Level 2 to Level 1 and $(71,033) from Level 1 to Level 2 due to securities using a quoted price versus the mean between bid and ask quotations.  As of June 30, 2017, there was $(105) transferred from Level 3 into Level 2 and $19,164 from Level 2 to Level 3 as a result of a change from fair valued prices to the mean between bid and ask quotations.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE CAPITAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS JUNE 30, 2017 (Unaudited)

Shares	Security Description	Value
Long Positions - 100.4%
Common Stock - 60.0%
Consumer Discretionary - 7.8%
3,142	American Airlines Group, Inc. (a)	$158,105
512	CarMax, Inc. (a)(b)	32,287
3,445	CVS Health Corp.	277,185
1,800	Delta Air Lines, Inc. (c)	96,732
5,676	General Motors Co. (a)	198,263
2,041	Harley-Davidson, Inc. (a)(c)(d)	110,255
3,021	Macy's, Inc. (a)	70,208
1,985	VF Corp.	114,336
653	Walgreens Boots Alliance, Inc.	51,136
		1,108,507
Consumer Staples - 12.0%
394	AMERCO (b)	144,228
850	Bayer AG	109,898
1,475	Diageo PLC, ADR	176,749
1,038	McKesson Corp.	170,792
4,500	Nestle SA, ADR	392,400
8,768	Quanta Services, Inc. (a)(b)	288,643
2,644	Robert Half International, Inc.	126,727
6,140	Sanofi, ADR	294,167
		1,703,604
Energy - 3.4%
4,792	Enbridge, Inc.	190,769
4,583	Halliburton Co. (a)(d)	195,740
1,444	Schlumberger, Ltd. (a)	95,073
		481,582
Financial - 17.5%
2,652	American Express Co. (a)(d)	223,404
1,563	Aon PLC (a)	207,801
9,898	Bank of America Corp. (a)	240,125
2,883	Berkshire Hathaway, Inc., Class B (a)(b)	488,294
6,055	Brookfield Asset Management, Inc., Class A	237,417
4,591	CBRE Group, Inc., Class A (a)(b)	167,112
2,645	Citigroup, Inc. (a)	176,898
485	Jones Lang LaSalle, Inc.	60,625
3,221	JPMorgan Chase & Co. (a)	294,399
4,800	The Bank of New York Mellon Corp.	244,896
36	Trisura Group, Ltd. (b)	595
2,200	WR Berkley Corp.	152,174
		2,493,740
Healthcare - 0.5%
410	Becton Dickinson and Co.	79,995
Industrial - 6.7%
3,000	Expeditors International of Washington, Inc.	169,440
3,112	Jacobs Engineering Group, Inc. (a)	169,262
7,118	Leucadia National Corp. (a)	186,207
880	The Boeing Co. (a)	174,020
657	United Parcel Service, Inc., Class B (a)	72,658
1,226	Valmont Industries, Inc. (a)	183,409
		954,996
Information Technology - 2.9%
2,534	Apple, Inc. (a)	364,947
3,300	Conduent, Inc. (b)	52,602
		417,549
Shares	Security Description	Value
Materials - 5.2%
4,830	Cameco Corp.	$43,953
2,390	Monsanto Co.	282,881
795	Praxair, Inc.	105,377
4,000	Royal Gold, Inc.	312,680
		744,891
Telecommunication Services - 4.0%
137	Alphabet, Inc., Class A (a)(b)	127,366
62	Alphabet, Inc., Class C (a)(b)	56,341
3,115	CBS Corp., Class B (a)	198,675
6,060	News Corp., Class A	83,022
7,852	Spark Networks, Inc. (a)(b)	7,538
882	The Walt Disney Co. (a)	93,712
		566,654
Total Common Stock (Cost $6,641,036)		8,551,518
Money Market Fund - 39.5%
5,619,691	State Street Institutional Treasury Money Market Fund, Premier Share Class, 0.82% (e)	5,619,691
Total Money Market Fund (Cost $5,619,691)		5,619,691
Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 0.9%
Call Options Purchased - 0.8%
105	Financial Select Sector SPDR Fund	$27.00	01/18	3,465
125	Financial Select Sector SPDR Fund	26.00	01/18	7,625
38	Industrial Select Sector SPDR Fund	74.00	01/18	2,052
46	Industrial Select Sector SPDR Fund	71.00	01/18	6,440
67	iShares Russell 2000 ETF	153.00	01/18	11,055
80	iShares Russell 2000 ETF	147.00	01/18	28,320
154	SPDR S&P 500 ETF Trust	265.00	01/18	8,162
184	SPDR S&P 500 ETF Trust	255.00	01/18	42,320
Total Call Options Purchased (Premiums Paid $138,547)				109,439
Put Options Purchased - 0.1%
92	SPDR S&P 500 ETF Trust	200.00	01/18	14,812

Total Put Options Purchased (Premiums Paid $33,267)				14,812
Total Purchased Options (Premiums Paid $171,814)				124,251
Total Long Positions - 100.4% (Cost $12,432,541)*				14,295,460
Total Short Positions - (36.8)% (Proceeds $(5,065,071))*				(5,238,607)
Total Written Options - (0.3)% (Premiums Received $(94,485))*				(47,419)
Other Assets & Liabilities, Net – 36.7%				5,230,871
Net Assets – 100.0%				$14,240,305

ABSOLUTE CAPITAL OPPORTUNITIES FUND SCHEDULE OF SECURITIES SOLD SHORT JUNE 30, 2017 (Unaudited)

Shares	Security Description	Value
Short Positions - (36.8)%
Common Stock – (0.4)%
Industrial - (0.4)%
(575)	Caterpillar, Inc.	$(61,790)
Total Common Stock (Proceeds $(55,265))	(61,790)
Investment Companies - (36.4)%
(21,300)	Financial Select Sector SPDR Fund	(525,471)
(7,700)	Industrial Select Sector SPDR Fund	(524,447)
(7,300)	iShares Russell 2000 ETF	(1,028,716)
(12,813)	SPDR S&P 500 ETF Trust	(3,098,183)
Total Investment Companies (Proceeds $(5,009,806))	(5,176,817)
Total Short Positions - (36.8)% (Proceeds $(5,065,071))	$(5,238,607)

ABSOLUTE CAPITAL OPPORTUNITIES FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN JUNE 30, 2017 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.3)%
Call Options Written - (0.1)%
(13)	American Express Co.	$80.00	01/18	$(9,328)
(21)	Halliburton Co.	55.00	01/18	(756)
(7)	Harley-Davidson, Inc.	50.00	01/18	(4,690)
Total Call Options Written (Premiums Received $(17,640))				(14,774)
Put Options Written - (0.2)%
(7)	AutoNation, Inc.	40.00	10/17	(1,260)
(12)	Delta Air Lines, Inc.	45.00	01/18	(1,632)
(7)	Harley-Davidson, Inc.	40.00	01/18	(553)
(5)	Johnson & Johnson	105.00	01/18	(405)
(14)	Patterson Cos., Inc.	35.00	07/17	(14)
(92)	SPDR S&P 500 ETF Trust	215.00	01/18	(26,956)
(5)	Time Warner, Inc.	90.00	01/19	(1,825)
Total Put Options Written (Premiums Received $(76,845))				(32,645)
Total Written Options - (0.3)% (Premiums Received $(94,485))				$(47,419)

ABSOLUTE CAPITAL OPPORTUNITIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN JUNE 30, 2017 (Unaudited)

ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Non-income producing security.
(c) Subject to put option written by the Fund.
(d) Subject to call option written by the Fund.
(e) Variable rate security. Rate presented is as of June 30, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,029,442
Gross Unrealized Depreciation	(292,993)
Net Unrealized Appreciation	$1,736,449

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2017.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$1,108,507	$-	$-	$1,108,507
Consumer Staples	1,703,604	-	-	1,703,604
Energy	481,582	-	-	481,582
Financial	2,493,740	-	-	2,493,740
Healthcare	79,995	-	-	79,995
Industrial	954,996	-	-	954,996
Information Technology	417,549	-	-	417,549
Materials	744,891	-	-	744,891
Telecommunication Services	566,654	-	-	566,654
Money Market Fund	-	5,619,691	-	5,691,691
Purchased Options	124,251	-	-	124,251
Total Investments At Value	$8,675,769	$5,619,691	$-	$14,295,460
Total Assets	$8,675,769	$5,619,691	$-	$14,295,460

Liabilities
Securities Sold Short
Common Stock	$(61,790)	$-	$-	$(61,790)
Investment Companies	(5,176,817)	-	-	(5,176,817)
Total Securities Sold Short	$(5,238,607)	$-	$-	$(5,238,607)
Other Financial Instruments**
Written Options	(47,405)	(14)	-	(47,419)
Total Liabilities	$(5,286,012)	$(14)	$-	$(5,286,026)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as written options, which are reported at their market value at period end.

ABSOLUTE CAPITAL OPPORTUNITIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN JUNE 30, 2017 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Written Options

Balance as of 03/31/17	$(14)
Transfers Out	14
Balance as of 06/30/17	$-
Net change in unrealized appreciation/(depreciation) from investments held as of 06/30/17	$-

The Fund utilizes the end of period methodology when determining transfers. As of June 30, 2017, there was $28,849 transferred from Level 2 to Level 1 due to securities using a quoted price versus the mean between bid and ask quotations.  As of June 30, 2017, there was $(14) transferred from Level 3 into Level 2 as a result of a change from fair valued prices to the mean between bid and ask quotations.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ADALTA INTERNATIONAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Common Stock - 90.4%
Belgium - 2.1%
3,700	Anheuser-Busch InBev NV, ADR	$408,332
Brazil - 5.5%
535,300	GP Investments, Ltd., BDR (a)	1,068,047
Canada - 9.3%
1,566	Fairfax Financial Holdings, Ltd.	678,676
10,000	Granite REIT	395,512
576,750	Obsidian Energy, Ltd. (a)	732,473
		1,806,661
China - 7.2%
5,361	Baidu, Inc., ADR (a)	958,868
71,000	BYD Co., Ltd., Class H	435,597
		1,394,465
Cyprus - 2.7%
2,021,534	Secure Property Development & Investment PLC (a)	526,589
Hong Kong - 5.5%
3,590,300	Genting Hong Kong, Ltd.	1,077,090
India - 9.7%
161,550	Dewan Housing Finance Corp., Ltd.	1,092,704
88,400	NIIT Technologies, Ltd.	789,736
		1,882,440
Indonesia - 2.2%
24,199,300	Panin Financial Tbk PT (a)	424,884
Japan - 6.1%
23,000	Rakuten, Inc.	270,336
24,000	Sony Corp.	914,550
		1,184,886
Mexico - 3.4%
17,273	Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	251,322
3,719	Grupo Aeroportuario del Pacifico SAB de CV, ADR	417,644
		668,966
Philippines - 0.8%
886,600	Philex Mining Corp.	158,133
Russian Federation - 5.8%
24,068	Tarkett SA	1,118,263
Shares	Security Description	Value
South Korea - 6.9%
6,660	GS Home Shopping, Inc.	$1,346,960
Switzerland - 8.9%
8,293	Dufry AG (a)	1,358,672
26,278	STMicroelectronics NV, ADR	377,877
		1,736,549
United States - 14.3%
35,846	KKR & Co. LP	666,736
80,805	TCG BDC, Inc.	1,455,300
20,000	The Blackstone Group LP	667,000
		2,789,036
Total Common Stock (Cost $15,248,756)		17,591,301
Prefered Stock - 0.0%
United States - 0.0%
132,573	Earlyshares.com, Inc., Class A (b)(c) (Cost $200,000)	-
Principal	Security Description	Value
Private Equity Fund - 0.0%
India - 0.0%
$36,915	Bharat Investors LP (a)(b)(d) (Cost $36,915)	-
Shares	Security Description	Value
Fixed Income Securities - 1.5%
Exchange Traded Note - 1.5%
23,182	iPATH S&P 500 VIX Short-Term Futures ETN (a) (Cost $300,465)	295,802
Total Investments - 91.9% (Cost $15,786,136)*		$17,887,103
Other Assets & Liabilities, Net – 8.1%		1,582,604
Net Assets – 100.0%		$19,469,707

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
ETN	Exchange Traded Note
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.
(c)
Private preferred stock purchased on 06/21/13. The preferred shares have the right to receive dividends when, as and if declared by the Board of Trustees. Preferred shares hold rights to convert to shares of Common Stock. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of June 30, 2017.

(d)
Private equity fund purchased on 03/08/13 that invests in Unitech Corporate Parks PLC. Redemptions may be made on the last day of each calendar quarter upon 60 days written notice. No unfunded commitments as of June 30, 2017.

ADALTA INTERNATIONAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,825,561
Gross Unrealized Depreciation	(1,724,594)
Net Unrealized Appreciation	$2,100,967

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$17,591,301
Level 2 - Other Significant Observable Inputs	295,802
Level 3 - Significant Unobservable Inputs	-
Total	$17,887,103

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is an Exchange Traded Note. The Level 3 value displayed in this table is Preferred Stock and a Private Equity Fund. Refer to this Schedule of Investments for a further breakout of each security by country and instrument type.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Preferred Stock	Private Equity Funds
Balance as of 03/31/17	$-	$4,693
Sales	-	-
Realized gain	-	-
Change in unrealized appreciation/(depreciation)	-	(4,693)
Balance as of 06/30/17	$-	$-
Net change in unrealized appreciation/(depreciation) from investments held as of 06/30/17	$-	$(4,693)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description			Value
Common Stock - 97.0%
Consumer Discretionary - 4.1%
50,000	Liberty Global PLC, Class A (a)			$1,606,000
Consumer Staples - 4.5%
9,000	Anheuser-Busch InBev SA/NV, ADR			993,240
70,000	Crimson Wine Group, Ltd. (a)			749,700
				1,742,940
Energy - 12.6%
27,000	Devon Energy Corp.			863,190
107,000	Matador Resources Co. (a)			2,286,590
99,650	San Juan Basin Royalty Trust			678,616
16,500	Schlumberger, Ltd.			1,086,360
				4,914,756
Financials - 26.9%
78,000	Apollo Global Management, LLC			2,063,100
8,000	Credit Acceptance Corp. (a)			2,057,120
13,800	Enstar Group, Ltd. (a)			2,741,370
18,000	JPMorgan Chase & Co.			1,645,200
58,000	The Blackstone Group LP			1,934,300
				10,441,090
Healthcare - 20.0%
26,000	Abbott Laboratories			1,263,860
24,000	Gilead Sciences, Inc.			1,698,720
52,200	Grifols SA, ADR			1,102,986
8,800	Laboratory Corp. of America Holdings (a)			1,356,432
18,000	Merck & Co., Inc.			1,153,620
6,500	Waters Corp. (a)			1,194,960
				7,770,578
Industrials - 6.6%
29,000	Armstrong World Industries, Inc. (a)			1,334,000
40,000	Chicago Bridge & Iron Co. NV			789,200
10,000	Fluor Corp.			457,800
				2,581,000
Real Estate - 5.0%
49,000	Colony NorthStar, Inc., Class A REIT			690,410
28,080	Homefed Corp. (a)			1,263,600
				1,954,010
Technology - 12.7%
2,275	Alphabet, Inc., Class C (a)			2,067,361
60,000	Blackberry, Ltd. (a)			599,400
23,500	Microsoft Corp.			1,619,855
12,000	QUALCOMM, Inc.			662,640
				4,949,256
Shares	Security Description			Value
Telecommunication Services - 4.6%
7,000	CenturyLink, Inc.			$167,160
27,000	Level 3 Communications, Inc. (a)			1,601,100
				1,768,260
Total Common Stock (Cost $33,395,337)				37,727,890
Shares	Security Description	Strike Price	Exp. Date	Value
Warrant - 0.2%
75,675	AgroFresh Solutions, Inc. (a) (Cost $171,744)	$11.50	02/19/19	70,378
Total Investments - 97.2% (Cost $33,567,081)*				$37,798,268
Other Assets & Liabilities, Net – 2.8%				1,079,035
Net Assets – 100.0%				$38,877,303

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,906,362
Gross Unrealized Depreciation	(2,675,175)
Net Unrealized Appreciation	$4,231,187

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$37,798,268
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$37,798,268

The Level 1 value displayed in this table includes Common Stock and a Warrant. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Long Positions - 93.3%
Equity Securities(a) - 89.0%
Common Stock - 88.7%
Australia - 1.8%
16,634	Aristocrat Leisure, Ltd.	$288,383
32,319	BlueScope Steel, Ltd.	327,199
12,099	Caltex Australia, Ltd.	293,803
39,052	Dexus REIT	284,322
		1,193,707
Austria - 0.5%
6,344	OMV AG	329,524
Belgium - 0.4%
10,414	bpost SA	251,523
Bermuda - 0.5%
18,988	Marvell Technology Group, Ltd.	313,682
Denmark - 1.5%
5,260	H Lundbeck A/S	295,282
6,975	ISS A/S	273,986
4,094	Vestas Wind Systems A/S	378,152
		947,420
Finland - 2.3%
18,691	Fortum OYJ	293,330
4,457	Kesko OYJ, Class B	226,718
7,803	Neste Oyj	307,914
24,849	Stora Enso OYJ, Class R	321,100
11,297	UPM-Kymmene OYJ	322,131
		1,471,193
France - 3.7%
4,522	BNP Paribas SA	325,551
1,267	Christian Dior SE	362,282
12,956	CNP Assurances	290,813
22,707	Credit Agricole SA	365,772
1,754	Ipsen SA	240,014
2,909	Nexity SA	168,836
3,406	Renault SA	308,159
3,158	Sanofi	302,599
		2,364,026
Germany - 1.8%
1,517	Bechtle AG	195,041
15,271	Deutsche Lufthansa AG	348,019
3,634	Fresenius SE & Co. KGaA	311,990
8,242	METRO AG	278,432
		1,133,482
Ireland - 0.7%
25,224	Grafton Group PLC	231,538
20,721	UDG Healthcare PLC	233,714
		465,252
Shares	Security Description	Value
Italy - 0.9%
13,010	Buzzi Unicem SpA	$185,250
9,660	Recordati SpA	391,733
		576,983
Japan - 6.4%
9,700	Canon Marketing Japan, Inc.	221,124
7,900	Hitachi High-Technologies Corp.	307,649
18,700	ITOCHU Corp.	278,423
9,200	KYORIN Holdings, Inc.	204,399
9,500	Megmilk Snow Brand Co., Ltd.	264,672
57,300	Nippon Suisan Kaisha, Ltd.	335,798
6,100	Nippon Telegraph & Telephone Corp.	287,945
3,600	Nitto Denko Corp.	297,293
26,400	Sanwa Holdings Corp.	278,808
4,000	Seria Co., Ltd.	193,248
7,600	Sony Corp.	289,892
20,600	Sumitomo Corp.	268,628
2,700	Tokyo Electron, Ltd.	365,021
7,500	Toyo Suisan Kaisha, Ltd.	287,749
5,900	Ulvac, Inc.	284,689
		4,165,338
Netherlands - 1.9%
6,486	EXOR NV	351,949
14,704	ING Groep NV	253,832
4,292	Koninklijke DSM NV	312,168
6,970	Wolters Kluwer NV	294,782
		1,212,731
Norway - 0.8%
5,709	Salmar ASA	141,510
17,125	Ship Finance International, Ltd.	232,900
8,298	TGS NOPEC Geophysical Co. ASA	170,253
		544,663
Puerto Rico - 1.0%
21,662	OFG Bancorp	216,620
9,969	Popular, Inc.	415,807
		632,427
South Africa - 0.5%
11,658	Mondi PLC	305,693
Spain - 2.7%
3,736	Acciona SA	328,929
7,100	ACS Actividades de Construccion y Servicios SA	274,513
7,815	CIE Automotive SA	179,667
8,016	Ebro Foods SA	183,317
11,692	Gamesa Corp Technologica SA	250,157
20,965	Mediaset Espana Comunicacion SA	261,089
26,066	Telefonica SA	269,825
		1,747,497

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Sweden - 2.0%
15,025	Alfa Laval AB	$307,524
11,871	Axfood AB	198,214
11,421	Fabege AB	219,863
9,344	JM AB	331,054
20,710	Peab AB	251,269
		1,307,924
Switzerland - 3.9%
11,262	Coca-Cola HBC AG (b)	331,204
1,219	Kuehne + Nagel International AG	203,797
9,398	Logitech International SA, Class R	345,818
1,476	Lonza Group AG	319,725
552	Partners Group Holding AG	342,743
121	SGS SA	293,387
1,026	Swiss Life Holding AG (b)	347,067
1,057	Zurich Insurance Group AG	308,484
		2,492,225
United Kingdom - 3.7%
24,477	Britvic PLC	220,616
24,546	Fiat Chrysler Automobiles NV (b)	259,318
29,365	Inchcape PLC	288,654
60,163	Kingfisher PLC	235,653
5,318	Rightmove PLC	294,263
7,389	Schroders PLC	298,781
6,699	Spectris PLC	220,239
14,654	SSE PLC	277,273
5,542	Unilever NV, SDR	305,928
		2,400,725
United States - 51.7%
4,180	1st Source Corp.	200,389
9,101	Acorda Therapeutics, Inc. (b)	179,290
6,653	Adtalem Global Education, Inc.	252,481
2,337	Align Technology, Inc. (b)	350,830
6,624	Allison Transmission Holdings, Inc.	248,466
9,738	Alpha & Omega Semiconductor, Ltd. (b)	162,332
4,201	Amedisys, Inc. (b)	263,865
4,325	American Financial Group, Inc.	429,775
3,072	American Woodmark Corp. (b)	293,530
8,324	AMN Healthcare Services, Inc. (b)	325,052
15,663	ARMOUR Residential REIT, Inc.	391,575
5,786	Armstrong World Industries, Inc. (b)	266,156
4,269	Arrow Electronics, Inc. (b)	334,775
6,679	Athene Holding, Ltd., Class A (b)	331,345
2,061	BancFirst Corp.	199,093
19,473	Bankrate, Inc. (b)	250,228
15,208	Barracuda Networks, Inc. (b)	350,697
7,151	Big Lots, Inc.	345,393
3,121	Bioverativ, Inc. (b)	187,791
3,939	BOK Financial Corp.	331,388
14,178	Brooks Automation, Inc.	307,521
6,492	Bruker Corp.	187,229
4,044	Burlington Stores, Inc. (b)	372,008
7,461	BWX Technologies, Inc.	363,724
Shares	Security Description	Value
United States - (continued)
2,793	CACI International, Inc., Class A (b)	$349,265
10,904	Catalent, Inc. (b)	382,730
8,780	Cathay General Bancorp	333,201
4,212	Centene Corp. (b)	336,455
15,806	Cohu, Inc.	248,786
16,201	Commercial Metals Co.	314,785
22,291	Corcept Therapeutics, Inc. (b)	263,034
9,940	CoreCivic, Inc. REIT	274,145
11,144	Delek US Holdings, Inc.	294,647
5,067	DST Systems, Inc.	312,634
5,559	DXC Technology Co.	426,487
3,490	EMCOR Group, Inc.	228,176
7,487	Emergent BioSolutions, Inc. (b)	253,884
7,494	Employers Holdings, Inc.	316,996
5,931	Enanta Pharmaceuticals, Inc. (b)	213,397
3,967	EnerSys	287,409
13,814	Ferro Corp. (b)	252,658
8,556	FibroGen, Inc. (b)	276,359
9,344	First American Financial Corp.	417,583
726	First Citizens BancShares, Inc., Class A	270,580
7,152	First Interstate BancSystem, Inc., Class A	266,054
5,139	First Merchants Corp.	206,279
8,079	Fortinet, Inc. (b)	302,478
21,921	FutureFuel Corp.	330,788
722	Graham Holdings Co., Class B	432,947
16,362	Green Plains, Inc.	336,239
8,309	Halyard Health, Inc. (b)	326,378
5,946	Hawaiian Holdings, Inc. (b)	279,165
8,693	Insight Enterprises, Inc. (b)	347,633
3,458	Insperity, Inc.	245,518
9,829	INTL. FCStone, Inc. (b)	371,143
24,465	Invesco Mortgage Capital, Inc. REIT	408,810
15,252	Jabil, Inc.	445,206
4,641	Johnson Outdoors, Inc., Class A	223,743
13,237	K12, Inc. (b)	237,207
19,870	KB Home	476,284
3,949	Landstar System, Inc.	338,034
9,166	Liberty Property Trust REIT	373,148
17,526	Louisiana-Pacific Corp. (b)	422,552
8,104	LPL Financial Holdings, Inc.	344,096
4,436	Magellan Health, Inc. (b)	323,384
5,854	MainSource Financial Group, Inc.	196,168
3,122	ManpowerGroup, Inc.	348,571
5,072	ManTech International Corp., Class A	209,879
50,112	McDermott International, Inc. (b)	359,303
8,301	MDC Holdings, Inc.	293,274
13,397	MDU Resources Group, Inc.	351,001
10,317	Merit Medical Systems, Inc. (b)	393,594
30,389	MGIC Investment Corp. (b)	340,357
17,064	MRC Global, Inc. (b)	281,897

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description		Value
United States - (continued)
9,637	MTGE Investment Corp. REIT		$181,176
3,632	National Beverage Corp. (b)		339,810
26,487	Newpark Resources, Inc. (b)		194,679
20,633	OraSure Technologies, Inc. (b)		356,126
5,716	Owens Corning		382,515
4,653	Paycom Software, Inc. (b)		318,312
5,437	Pinnacle Foods, Inc.		322,958
4,400	Preferred Bank/Los Angeles CA		235,268
8,371	Primoris Services Corp.		208,773
3,870	Reliance Steel & Aluminum Co.		281,775
10,378	Sanmina Corp. (b)		395,402
11,162	Select Comfort Corp. (b)		396,139
8,544	SkyWest, Inc.		299,894
17,040	Sonic Automotive, Inc., Class A		331,428
6,468	Sotheby's (b)		347,138
21,040	Steelcase, Inc., Class A		294,560
6,428	Sykes Enterprises, Inc. (b)		215,531
3,793	SYNNEX Corp.		455,008
4,171	Tech Data Corp. (b)		421,271
1,592	Teleflex, Inc.		330,754
12,301	Telephone & Data Systems, Inc.		341,353
10,379	Teradyne, Inc.		311,681
3,460	The Childrens Place, Inc.		353,266
7,122	The Greenbrier Cos., Inc.		329,393
6,558	The Marcus Corp.		198,052
7,822	TriNet Group, Inc. (b)		256,092
25,369	TTM Technologies, Inc. (b)		440,406
7,151	UGI Corp.		346,180
29,803	Viavi Solutions, Inc. (b)		313,826
10,674	Voya Financial, Inc.		393,764
20,948	Wabash National Corp.		460,437
7,876	World Fuel Services Corp.		302,832
4,805	WSFS Financial Corp.		217,907
			33,362,980
Total Common Stock (Cost $48,370,655)			57,218,995
Shares	Security Description	Rate	Value
Preferred Stock - 0.3%
Germany - 0.3%
1,303	Volkswagen AG	2.06%	199,041
Total Preferred Stock (Cost $166,204)			199,041
Total Equity Securities (Cost $48,536,859)	57,418,036
Shares	Security Description	Value
Money Market Fund - 4.3%
2,761,064	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.76% (c) (Cost $2,761,064)	$2,761,064
Total Long Positions - 93.2% (Cost $51,297,923)*		$60,179,100
Total Short Positions - (89.0)% (Proceeds $(56,918,015))*		(57,431,493)
Other Assets & Liabilities, Net – 95.7%		61,791,709
Net Assets – 100.0%		$64,539,316

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Short Positions - (89.0)%
Common Stock - (89.0)%
Belgium - (0.3)%
(5,975)	Ontex Group NV	$(212,267)
Bermuda - (0.5)%
(15,705)	Golar LNG, Ltd.	(349,436)
Denmark - (0.9)%
(164)	AP Moller - Maersk A/S, Class A	(312,928)
(4,896)	Bavarian Nordic A/S	(288,416)
		(601,344)
Finland - (1.2)%
(7,565)	Huhtamaki OYJ	(297,915)
(33,336)	Nokia OYJ	(204,407)
(5,894)	Sampo Oyj, Class A	(302,395)
		(804,717)
France - (4.6)%
(8,604)	Alstom SA	(300,499)
(13,904)	Bureau Veritas SA	(307,771)
(3,841)	DBV Technologies SA	(271,094)
(30,540)	Electricite de France SA	(330,900)
(28,002)	Groupe Eurotunnel SE	(298,768)
(671)	Hermes International	(331,458)
(2,836)	Remy Cointreau SA	(330,574)
(9,773)	SFR Group SA	(330,307)
(53,939)	Technicolor SA	(234,970)
(1,781)	Teleperformance	(228,363)
		(2,964,704)
Germany - (3.1)%
(3,239)	Beiersdorf AG	(340,683)
(1,836)	Bertrandt AG	(184,094)
(20,561)	Evotec AG	(328,672)
(4,108)	HUGO BOSS AG	(287,981)
(11,114)	K+S AG	(285,460)
(3,881)	Symrise AG	(275,358)
(2,630)	Wacker Chemie AG	(286,243)
		(1,988,491)
India - (0.4)%
(27,353)	Vedanta Resources PLC	(228,643)
Ireland - (0.4)%
(2,764)	Kerry Group PLC, Class A	(238,040)
Japan - (6.6)%
(8,600)	Calbee, Inc.	(338,264)
(18,100)	DMG Mori Co., Ltd.	(299,614)
(1,500)	FANUC Corp.	(290,319)
(1,000)	Fast Retailing Co., Ltd.	(334,425)
(9,200)	Hamamatsu Photonics KK	(283,518)
(16,600)	Ibiden Co., Ltd.	(287,091)
Shares	Security Description	Value
Japan - (continued)
(18,800)	JGC Corp.	$(306,239)
(16,300)	Kakaku.com, Inc.	(234,311)
(13,000)	Ono Pharmaceutical Co., Ltd.	(283,548)
(11,300)	Pola Orbis Holdings, Inc.	(298,960)
(2,000)	Shimano, Inc.	(317,557)
(25,000)	Sumitomo Metal Mining Co., Ltd.	(334,152)
(16,000)	Topcon Corp.	(276,454)
(13,700)	Unicharm Corp.	(344,911)
		(4,229,363)
Jordan - (0.4)%
(12,209)	Hikma Pharmaceuticals PLC	(233,821)
Netherlands - (2.2)%
(58,522)	Aegon NV	(299,510)
(14,936)	Altice NV, Class A	(344,116)
(4,238)	Euronext NV	(220,100)
(4,824)	Gemalto NV	(289,329)
(29,653)	TomTom NV	(283,781)
		(1,436,836)
New Zealand - (1.2)%
(33,692)	Fisher & Paykel Healthcare Corp., Ltd.	(282,770)
(51,896)	Fletcher Building, Ltd.	(303,898)
(35,389)	Ryman Healthcare, Ltd.	(215,006)
		(801,674)
Norway - (1.5)%
(13,662)	Aker BP ASA	(202,300)
(12,426)	Gjensidige Forsikring ASA	(212,111)
(15,605)	Marine Harvest ASA	(266,989)
(7,035)	Yara International ASA	(264,532)
		(945,932)
Singapore - (0.3)%
(27,100)	Singapore Airlines, Ltd.	(199,165)
Spain - (1.4)%
(17,313)	Atresmedia Corp de Medios de Comunicacion SA	(202,733)
(39,458)	Inmobiliaria Colonial SA	(344,254)
(24,649)	Merlin Properties Socimi SA REIT	(311,826)
(1,467)	Zardoya Otis SA	(15,194)
		(874,007)
Sweden - (2.1)%
(12,653)	Hennes & Mauritz AB, Class B	(315,465)
(9,677)	Kinnevik AB, Class B	(296,669)
(2,747)	L E Lundbergforetagen AB, Class B	(216,986)
(12,527)	Lundin Petroleum AB	(241,445)
(43,552)	Telefonaktiebolaget LM Ericsson, Class B	(313,144)
		(1,383,709)

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Switzerland - (3.8)%
(8,338)	Aryzta AG	$(274,989)
(2,763)	Basilea Pharmaceutica AG	(233,256)
(53)	Chocoladefabriken Lindt & Spruengli AG	(307,262)
(21,493)	Credit Suisse Group AG	(312,744)
(983)	Daetwyler Holding AG	(167,426)
(5,339)	Oriflame Holding AG	(200,563)
(2,992)	PSP Swiss Property AG	(279,940)
(872)	The Swatch Group AG - BR	(322,522)
(84,325)	Weatherford International PLC	(326,338)
		(2,425,040)
United Kingdom - (5.6)%
(25,548)	3i Group PLC	(300,382)
(25,226)	Aggreko PLC	(302,188)
(8,374)	Derwent London PLC REIT	(289,444)
(30,918)	Inmarsat PLC	(310,081)
(5,654)	Next PLC	(283,966)
(37,626)	Pearson PLC	(338,782)
(28,271)	Rolls-Royce Holdings PLC	(327,905)
(5,492)	Shire PLC	(302,823)
(37,583)	Standard Chartered PLC	(380,648)
(14,917)	Travis Perkins PLC	(282,780)
(146,692)	Tullow Oil PLC	(288,368)
(21,235)	United Utilities Group PLC	(240,036)
		(3,647,403)
United States - (52.5)%
(6,793)	Acadia Healthcare Co., Inc.	(335,438)
(6,572)	ACADIA Pharmaceuticals, Inc.	(183,293)
(12,443)	Aceto Corp.	(192,244)
(12,538)	Aerojet Rocketdyne Holdings, Inc.	(260,790)
(5,713)	Ambarella ,Inc.	(277,366)
(30,123)	Amicus Therapeutics, Inc.	(303,339)
(10,936)	Aqua America, Inc.	(364,169)
(3,872)	athenahealth, Inc.	(544,210)
(14,136)	Axon Enterprise, Inc.	(355,379)
(5,823)	AZZ, Inc.	(324,923)
(4,214)	Bank of Hawaii Corp.	(349,636)
(7,098)	Banner Corp.	(401,108)
(6,178)	Benefitfocus, Inc.	(224,570)
(8,724)	Brown & Brown, Inc.	(375,743)
(13,215)	Calgon Carbon Corp.	(199,547)
(21,121)	Callidus Software, Inc.	(511,128)
(71,046)	Cerus Corp.	(178,325)
(6,588)	Chuy's Holdings, Inc.	(154,159)
(16,563)	Ciena Corp.	(414,406)
(3,351)	CIRCOR International, Inc.	(198,982)
(31,044)	Cliffs Natural Resources, Inc.	(214,824)
(14,140)	Clifton Bancorp, Inc.	(233,734)
(5,334)	Cohen & Steers, Inc.	(216,240)
(6,583)	Commerce Bancshares, Inc.	(374,112)
(4,920)	Compass Minerals International, Inc.	(321,276)
Shares	Security Description	Value
United States - (continued)
(6,958)	Computer Programs and Systems, Inc.	$(228,222)
(23,562)	Covanta Holding Corp.	(311,018)
(11,249)	Cray, Inc.	(206,982)
(4,093)	DexCom, Inc.	(299,403)
(6,508)	DineEquity, Inc.	(286,677)
(49,235)	Endologix, Inc.	(239,282)
(8,041)	Envestnet, Inc.	(318,424)
(6,805)	Ethan Allen Interiors, Inc.	(219,802)
(10,019)	Federated Investors, Inc., Class B	(283,037)
(9,830)	Fiesta Restaurant Group, Inc.	(202,990)
(12,275)	Finisar Corp.	(318,905)
(6,266)	FirstCash, Inc.	(365,308)
(29,682)	Flotek Industries, Inc.	(265,357)
(16,365)	Flowers Foods, Inc.	(283,278)
(5,094)	Franklin Financial Network, Inc.	(210,128)
(4,632)	Genesee & Wyoming, Inc., Class A	(316,782)
(42,432)	GNC Holdings, Inc., Class A	(357,702)
(13,458)	H&E Equipment Services, Inc.	(274,678)
(17,218)	Heartland Express, Inc.	(358,479)
(57,213)	Hecla Mining Co.	(291,786)
(8,728)	Heidrick & Struggles International, Inc.	(189,834)
(3,839)	Helen of Troy, Ltd.	(361,250)
(12,296)	Heron Therapeutics, Inc.	(170,300)
(13,562)	Hibbett Sports, Inc.	(281,412)
(7,332)	HomeStreet, Inc.	(202,913)
(30,731)	Infinera Corp.	(327,900)
(8,876)	Inphi Corp.	(304,447)
(13,093)	K2M Group Holdings, Inc.	(318,945)
(5,312)	Kirby Corp.	(355,107)
(16,952)	Kite Realty Group Trust REIT	(320,901)
(11,359)	Knoll, Inc.	(227,748)
(6,502)	La Jolla Pharmaceutical Co.	(193,565)
(40,532)	MBIA, Inc.	(382,217)
(7,196)	Medpace Holdings, Inc.	(208,684)
(10,569)	Meridian Bioscience, Inc.	(166,462)
(1,301)	Mesa Laboratories, Inc.	(186,446)
(6,857)	Mobile Mini, Inc.	(204,681)
(9,988)	Monotype Imaging Holdings, Inc.	(182,780)
(6,004)	Monro Muffler Brake, Inc.	(250,667)
(13,205)	Navistar International Corp.	(346,367)
(12,258)	Nektar Therapeutics	(239,644)
(21,793)	NeoGenomics, Inc.	(195,265)
(38,923)	NeoPhotonics Corp.	(300,486)
(25,759)	New York Community Bancorp, Inc.	(338,216)
(13,458)	Northfield Bancorp, Inc.	(230,805)
(19,415)	Northwest Bancshares, Inc.	(303,068)
(14,465)	Oceaneering International, Inc.	(330,381)
(6,703)	OceanFirst Financial Corp.	(181,785)
(16,422)	OneBeacon Insurance Group, Ltd., Class A	(299,373)
(28,339)	ORBCOMM, Inc.	(320,231)

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
United States - (continued)
(12,054)	Oritani Financial Corp.	$(205,521)
(4,469)	OSI Systems, Inc.	(335,845)
(46,449)	Pacific Biosciences of California, Inc.	(165,358)
(3,095)	Palo Alto Networks, Inc.	(414,142)
(44,431)	Pandora Media, Inc.	(396,325)
(15,757)	Pattern Energy Group, Inc.	(375,647)
(7,743)	PDC Energy, Inc.	(333,801)
(20,697)	Physicians Realty Trust REIT	(416,838)
(3,561)	Polaris Industries, Inc.	(328,431)
(9,906)	PRA Group, Inc.	(375,437)
(16,484)	Rambus, Inc.	(188,412)
(9,236)	Revance Therapeutics, Inc.	(243,830)
(5,497)	RLI Corp.	(300,246)
(11,522)	Sabre Corp.	(250,834)
(20,064)	SeaWorld Entertainment, Inc.	(326,441)
(13,252)	SM Energy Co.	(219,056)
(12,534)	Sonic Corp.	(332,026)
(42,731)	Sportsman's Warehouse Holdings, Inc.	(230,747)
(6,256)	Stewart Information Services Corp.	(283,897)
(16,917)	Syntel, Inc.	(286,912)
(5,696)	Team, Inc.	(133,571)
(13,859)	Textainer Group Holdings, Ltd.	(200,956)
(22,601)	TFS Financial Corp.	(349,637)
(14,252)	TG Therapeutics, Inc.	(143,233)
(2,220)	The Boston Beer Co., Inc., Class A	(293,373)
(56,774)	The Manitowoc Co., Inc.	(341,212)
(2,704)	The Middleby Corp.	(328,563)
(31,085)	TherapeuticsMD, Inc.	(163,818)
(14,266)	TimkenSteel Corp.	(219,268)
(18,224)	Titan International, Inc.	(218,870)
(17,550)	Twitter, Inc.	(313,619)
(8,781)	United States Steel Corp.	(194,411)
(19,285)	Urban Outfitters, Inc.	(357,544)
(9,779)	USG Corp.	(283,787)
(4,434)	ViaSat, Inc.	(293,531)
(17,539)	Virtu Financial, Inc., Class A	(309,563)
(19,460)	Waddell & Reed Financial, Inc., Class A	(367,405)
(33,452)	Wesco Aircraft Holdings, Inc.	(362,954)
(3,319)	WEX, Inc.	(346,072)
(6,595)	Williams-Sonoma, Inc.	(319,858)
(32,832)	WisdomTree Investments, Inc.	(333,901)
(10,155)	Xperi Corp.	(302,619)
(4,812)	Zebra Technologies Corp.	(483,702)
(10,632)	Zoe's Kitchen, Inc.	(126,627)
		(33,866,901)
Total Common Stock (Proceeds $(56,918,015))		(57,431,493)
Total Short Positions - (89.0)% (Proceeds $(56,918,015))		$(57,431,493)

LMCG GLOBAL MARKET NEUTRAL FUND NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2017

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	All or portion of these securities are held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Variable rate security. Rate presented is as of June 30, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,975,732
Gross Unrealized Depreciation	(5,603,065)
Net Unrealized Appreciation	$8,372,667

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and liabilities as of June 30, 2017.

	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$-	$1,193,707	$-	$1,193,707
Austria	-	329,524	-	329,524
Belgium	-	251,523	-	251,523
Bermuda	313,682	-	-	313,682
Denmark	-	947,420	-	947,420
Finland	-	1,471,193	-	1,471,193
France	362,282	2,001,744	-	2,364,026
Germany	-	1,133,482	-	1,133,482
Ireland	-	465,252	-	465,252
Italy	-	576,983	-	576,983
Japan	-	4,165,338	-	4,165,338
Netherlands	-	1,212,731	-	1,212,731
Norway	232,900	311,763	-	544,663
Puerto Rico	632,427	-	-	632,427
South Africa	-	305,693	-	305,693
Spain	-	1,747,497	-	1,747,497
Sweden	-	1,307,924	-	1,307,924
Switzerland	-	2,492,225	-	2,492,225
United Kingdom	-	2,400,725	-	2,400,725
United States	33,362,980	-	-	33,362,980
Preferred Stock
Germany	-	199,041	-	199,041
Money Market Fund	-	2,761,064	-	2,761,064
Total Investments At Value	$34,904,271	$25,274,829	$-	$60,179,100

LMCG GLOBAL MARKET NEUTRAL FUND NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2017

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Belgium	$-	$(212,267)	$-	$(212,267)
Bermuda	(349,436)	-	-	(349,436)
Denmark	-	(601,344)	-	(601,344)
Finland	-	(804,717)	-	(804,717)
France	-	(2,964,704)	-	(2,964,704)
Germany	-	(1,988,491)	-	(1,988,491)
India	-	(228,643)	-	(228,643)
Ireland	-	(238,040)	-	(238,040)
Japan	-	(4,229,363)	-	(4,229,363)
Jordan	-	(233,821)	-	(233,821)
Netherlands	-	(1,436,836)	-	(1,436,836)
New Zealand	-	(801,674)	-	(801,674)
Norway	-	(945,932)	-	(945,932)
Singapore	-	(199,165)	-	(199,165)
Spain	-	(874,007)	-	(874,007)
Sweden	-	(1,383,709)	-	(1,383,709)
Switzerland	(326,338)	(2,098,702)	-	(2,425,040)
United Kingdom	-	(3,647,403)	-	(3,647,403)
United States	(33,866,901)	-	-	(33,866,901)
Total Securities Sold Short	$(34,542,675)	$(22,888,818)	$-	$(57,431,493)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
At June 30, 2017, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund's Schedule of Investments:
LMCG Global Market Neutral Fund

 Long Securities    34.88%
 Short Securities   (35.46)%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Equity Securities - 94.0%
Common Stock - 93.4%
Austria - 0.3%
220	CA Immobilien Anlagen AG	$5,370
Belgium - 0.5%
84	Anheuser-Busch InBev SA/NV	9,278
Canada - 2.0%
200	Canadian National Railway Co.	16,228
586	Goldcorp, Inc.	7,565
200	Intact Financial Corp.	15,108
		38,901
China - 3.3%
56	Alibaba Group Holding, Ltd., ADR (a)	7,890
15,000	Bank of China, Ltd., Class H	7,356
10,000	China Construction Bank Corp., Class H	7,776
6,000	Geely Automobile Holdings, Ltd.	12,932
3,300	Guangzhou R&F Properties Co., Ltd., Class H	5,132
13,000	Industrial & Commercial Bank of China, Ltd., Class H	8,773
400	Tencent Holdings, Ltd.	14,350
		64,209
Denmark - 0.7%
330	Danske Bank A/S	12,696
France - 3.4%
450	AXA SA	12,322
184	BNP Paribas SA	13,247
106	Sanofi	10,157
280	TOTAL SA	13,901
201	Vinci SA	17,146
		66,773
Georgia - 0.3%
120	BGEO Group PLC	5,459
Germany - 4.4%
83	Allianz SE	16,380
146	BASF SE	13,550
111	Bayer AG	14,387
146	Daimler AG	10,589
143	SAP SE	14,968
118	Siemens AG	16,231
		86,105
Hong Kong - 0.3%
500	China Mobile, Ltd.	5,301
India - 0.3%
393	Infosys, Ltd., ADR	5,903
Shares	Security Description	Value
Ireland - 0.5%
216	AerCap Holdings NV (a)	$10,029
Italy - 1.1%
980	Enel SpA	5,256
519	Eni SpA	7,800
2,895	Intesa Sanpaolo SpA	9,208
		22,264
Japan - 4.4%
300	Credit Saison Co., Ltd.	5,874
100	DIC Corp.	3,613
400	Honda Motor Co., Ltd.	10,959
195	Hoya Corp.	10,152
1,800	Mitsubishi UFJ Financial Group, Inc.	12,141
1,000	Penta-Ocean Construction Co., Ltd.	5,699
800	Sumitomo Electric Industries, Ltd.	12,376
205	Tokyo Seimitsu Co., Ltd.	6,614
1,000	Toray Industries, Inc.	8,390
200	Toyota Motor Corp.	10,513
		86,331
Malaysia - 0.4%
2,300	Tenaga Nasional Bhd	7,577
Malta - 0.2%
400	Kindred Group PLC, SDR	4,529
Mexico - 0.2%
1,800	Wal-Mart de Mexico SAB de CV	4,174
Netherlands - 2.0%
1,000	ING Groep NV	17,263
266	InterXion Holding NV (a)	12,177
196	Royal Dutch Shell PLC, ADR	10,425
		39,865
Russian Federation - 0.3%
170	Tatneft PJSC, ADR	6,409
Singapore - 0.4%
3,500	Singapore Press Holdings, Ltd.	8,212
South Africa - 0.4%
110	Capitec Bank Holdings, Ltd.	6,979
South Korea - 2.3%
60	Coway Co., Ltd.	5,453
80	Dongbu Insurance Co., Ltd.	4,754
42	Hyosung Corp.	6,150
130	LG Electronics, Inc.	9,120
7	Samsung Electronics Co., Ltd.	14,580
130	Shinhan Financial Group Co., Ltd.	5,609
		45,666

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Spain - 1.0%
3,000	Banco Santander SA	$19,920
Sweden - 1.0%
402	Investor AB, Class B	19,395
Switzerland - 2.0%
550	ABB, Ltd.	13,652
30	Flughafen Zurich AG	7,368
216	Nestle SA	18,839
		39,859
Taiwan - 2.2%
5,680	China Life Insurance Co., Ltd.	5,662
2,000	Formosa Chemicals & Fibre Corp.	6,274
2,442	Hon Hai Precision Industry Co., Ltd.	9,387
3,000	Nan Ya Plastics Corp.	7,441
2,000	Taiwan Semiconductor Manufacturing Co., Ltd.	13,665
		42,429
Thailand - 0.3%
600	PTT PCL, NVDR	6,530
United Kingdom - 5.7%
420	BHP Billiton PLC	6,435
2,184	BP PLC	12,606
178	British American Tobacco PLC	12,129
430	GlaxoSmithKline PLC	9,154
2,107	HSBC Holdings PLC	19,557
318	Liberty Global PLC, Class C (a)	9,915
13,000	Lloyds Banking Group PLC	11,203
534	Royal Dutch Shell PLC, Class B	14,336
82	Spirax-Sarco Engineering PLC	5,719
78	Willis Towers Watson PLC	11,346
		112,400
United States - 53.5%
269	Abbott Laboratories	13,076
195	AbbVie, Inc.	14,139
552	AES Corp.	6,133
121	Akamai Technologies, Inc. (a)	6,027
32	Alphabet, Inc., Class A (a)	29,750
24	Amazon.com, Inc. (a)	23,232
124	Ameriprise Financial, Inc.	15,784
85	Anthem, Inc.	15,991
244	Apache Corp.	11,695
264	Apple, Inc.	38,021
566	Applied Materials, Inc.	23,381
185	Beacon Roofing Supply, Inc. (a)	9,065
176	Berry Global Group, Inc. (a)	10,034
275	BorgWarner, Inc.	11,649
581	Brixmor Property Group, Inc. REIT	10,388
279	Capital One Financial Corp.	23,051
272	Carrizo Oil & Gas, Inc. (a)	4,738
Shares	Security Description	Value

211	Cavium, Inc. (a)	$13,109
86	Charles River Laboratories International, Inc. (a)	8,699
71	Chevron Corp.	7,407
337	Cisco Systems, Inc.	10,548
168	Clean Harbors, Inc. (a)	9,379
261	CSRA, Inc.	8,287
126	Danaher Corp.	10,633
663	Darling Ingredients, Inc. (a)	10,436
214	Dick's Sporting Goods, Inc.	8,524
122	Dollar General Corp.	8,795
114	DTE Energy Co.	12,060
248	Envision Healthcare Corp. (a)	15,542
138	Euronet Worldwide, Inc. (a)	12,057
62	Gartner, Inc. (a)	7,658
611	General Electric Co.	16,503
144	Gilead Sciences, Inc.	10,192
144	Hexcel Corp.	7,602
423	Intel Corp.	14,272
295	ITT, Inc.	11,853
156	j2 Global, Inc.	13,274
108	John Bean Technologies Corp.	10,584
307	JPMorgan Chase & Co.	28,060
246	KAR Auction Services, Inc.	10,325
71	Ligand Pharmaceuticals, Inc. (a)	8,619
79	M&T Bank Corp.	12,794
61	MarketAxess Holdings, Inc.	12,267
236	Merck & Co., Inc.	15,125
515	Micron Technology, Inc. (a)	15,378
235	Microsoft Corp.	16,199
200	Murphy USA, Inc. (a)	14,822
176	Nevro Corp. (a)	13,100
219	Nexstar Media Group, Inc.	13,096
190	Pacira Pharmaceuticals, Inc. (a)	9,063
268	Patterson Cos., Inc.	12,583
361	Pfizer, Inc.	12,126
45	Pioneer Natural Resources Co.	7,181
206	Portland General Electric Co.	9,412
147	PPG Industries, Inc.	16,164
304	RealPage, Inc. (a)	10,929
141	Regal Beloit Corp.	11,499
73	Rockwell Automation, Inc.	11,823
279	Sinclair Broadcast Group, Inc., Class A	9,179
202	State Street Corp.	18,125
116	Stericycle, Inc. (a)	8,853
76	SVB Financial Group (a)	13,360
195	Tenneco, Inc.	11,277
211	The Allstate Corp.	18,661
76	The Goldman Sachs Group, Inc.	16,864
220	The Hartford Financial Services Group, Inc.	11,565
507	The Interpublic Group of Cos., Inc.	12,472

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description	Value

47	The Ultimate Software Group, Inc. (a)	$9,873
395	TransUnion (a)	17,107
101	TreeHouse Foods, Inc. (a)	8,251
77	Tyler Technologies, Inc. (a)	13,527
338	Unum Group	15,761
63	Vail Resorts, Inc.	12,778
125	Valero Energy Corp.	8,433
127	VMware, Inc., Class A (a)	11,104
126	WageWorks, Inc. (a)	8,467
141	Wal-Mart Stores, Inc.	10,671
395	Wells Fargo & Co.	21,887
132	Williams-Sonoma, Inc.	6,402
335	Zayo Group Holdings, Inc. (a)	10,352
454	Zions Bancorp.	19,935
		1,049,037
Total Common Stock (Cost $1,558,375)		1,831,600
Shares	Security Description	Rate	Value
Preferred Stock - 0.6%
Brazil - 0.6%
950	Itau Unibanco Holding SA (Cost $5,197)	0.02%	10,538
Total Equity Securities (Cost $1,563,572)			1,842,138
Shares	Security Description		Value
Investment Companies - 2.9%
235	iShares MSCI ACWI ETF		15,390
461	iShares MSCI Emerging Markets ETF		19,081
386	iShares MSCI India ETF		12,391
258	iShares MSCI Turkey ETF		10,709
Total Investment Companies (Cost $58,694)			57,571
Money Market Fund - 2.4%
47,796	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.76% (b) (Cost $47,796)		47,796
Total Investments - 99.3% (Cost $1,670,062)*			$1,947,505
Other Assets & Liabilities, Net – 0.7%			12,749
Net Assets – 100.0%			$1,960,254

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of June 30, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$329,571
Gross Unrealized Depreciation	(52,128)
Net Unrealized Appreciation	$277,443

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.
	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Austria	$-	$5,370	$-	$5,370
Belgium	-	9,278	-	9,278
Canada	38,901	-	-	38,901
China	7,890	56,319	-	64,209
Denmark	-	12,696	-	12,696
France	-	66,773	-	66,773
Georgia	-	5,459	-	5,459
Germany	-	86,105	-	86,105
Hong Kong	-	5,301	-	5,301
India	5,903	-	-	5,903
Ireland	10,029	-	-	10,029
Italy	-	22,264	-	22,264
Japan	-	86,331	-	86,331
Malaysia	-	7,577	-	7,577
Malta	-	4,529	-	4,529
Mexico	4,174	-	-	4,174
Netherlands	22,602	17,263	-	39,865
Russian Federation	6,409	-	-	6,409
Singapore	-	8,212	-	8,212
South Africa	-	6,979	-	6,979
South Korea	-	45,666	-	45,666
Spain	-	19,920	-	19,920
Sweden	-	19,395	-	19,395
Switzerland	-	39,859	-	39,859
Taiwan	-	42,429	-	42,429
Thailand	-	6,530	-	6,530
United Kingdom	21,261	91,139	-	112,400
United States	1,049,037	-	-	1,049,037
Preferred Stock
Brazil	10,538	-	-	10,538
Investment Companies	57,571	-	-	57,571
Money Market Fund	-	47,796	-	47,796
Total Investments At Value	$1,234,315	$713,190	$-	$1,947,505

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
At June 30, 2017, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund's Schedule of Investments:

LMCG Global Multicap Fund

 Long Securities 33.94%
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Common Stock - 94.7%
Australia - 3.5%
6,060	BT Investment Management, Ltd.	$53,035
11,975	Charter Hall Group REIT	50,591
15,026	Charter Hall Retail REIT	46,975
7,400	GrainCorp, Ltd., Class A	53,869
11,182	OZ Minerals, Ltd.	63,652
		268,122
Austria - 2.4%
2,425	BUWOG AG (a)	69,629
1,973	CA Immobilien Anlagen AG	48,162
6,693	UNIQA Insurance Group AG	62,430
		180,221
Belgium - 3.4%
7,628	AGFA-Gevaert NV (a)	37,107
1,345	Bekaert SA	68,427
1,932	bpost SA	46,662
353	Cie d'Entreprises CFE	50,018
1,188	D'ieteren SA/NV	55,513
		257,727
Canada - 0.8%
4,192	Celestica, Inc. (a)	56,927
China - 0.7%
54,000	Xinyi Glass Holdings, Ltd.	53,451
Denmark - 5.6%
922	Ambu A/S, Class B	59,441
1,035	FLSmidth & Co. A/S	65,401
2,208	GN Store Nord A/S	64,471
273	Rockwool International A/S, Class B	60,067
1,341	Royal Unibrew A/S	64,317
917	SimCorp A/S	55,533
1,820	Topdanmark A/S (a)	58,122
		427,352
France - 1.7%
486	Ipsen SA	66,503
1,418	Neopost SA	65,851
		132,354
Georgia - 0.8%
1,360	BGEO Group PLC	61,870
Germany - 5.5%
951	Aurubis AG	74,811
1,322	CTS Eventim AG & Co. KGaA	58,538
3,974	Kloeckner & Co. SE	41,913
1,003	Leoni AG	51,704
1,652	Salzgitter AG	67,419
3,913	TAG Immobilien AG	61,633
3,390	Uniper SE	63,699
		419,717
Shares	Security Description	Value
Hong Kong - 2.1%
6,400	Dah Sing Financial Holdings, Ltd.	$53,722
12,500	Television Broadcasts, Ltd.	47,079
3,900	VTech Holdings, Ltd.	61,779
		162,580
Italy - 6.6%
35,764	A2A SpA	59,467
4,752	Autogrill SpA	57,599
926	DiaSorin SpA	71,183
18,114	Hera SpA	55,379
15,371	Maire Tecnimont SpA	71,525
1,533	Recordati SpA	62,166
26,789	Saras SpA	62,441
7,467	Societa Cattolica di Assicurazioni SCRL	58,090
		497,850
Japan - 26.6%
3,500	Avex Group Holdings, Inc.	46,967
1,600	Coca-Cola Bottlers Japan, Inc.	46,329
2,700	COMSYS Holdings Corp.	55,748
2,500	Credit Saison Co., Ltd.	48,952
1,200	Daiichikosho Co., Ltd.	56,366
1,600	DIC Corp.	57,810
1,700	DTS Corp.	52,228
1,800	Furukawa Electric Co., Ltd.	80,254
2,900	Geo Holdings Corp.	30,096
22,300	GungHo Online Entertainment, Inc.	57,427
7,100	Hazama Ando Corp.	44,810
85	Japan Hotel REIT Investment Corp.	60,192
1,700	Kanamoto Co., Ltd.	56,628
25,000	Kanematsu Corp.	51,299
3,200	Kohnan Shoji Co., Ltd.	59,664
1,000	Matsumotokiyoshi Holdings Co., Ltd.	56,964
15,000	Mitsui Mining & Smelting Co., Ltd.	58,784
6,400	NET One Systems Co., Ltd.	60,758
5,000	Nichias Corp.	57,839
1,500	Nippon Electric Glass Co., Ltd.	54,716
10,200	Nippon Suisan Kaisha, Ltd.	59,776
4,700	Nipro Corp.	61,345
2,500	Nomura Co., Ltd.	57,095
6,000	Onward Holdings Co., Ltd.	44,376
29	Orix JREIT, Inc. REIT	42,790
9,400	Penta-Ocean Construction Co., Ltd.	53,572
10,000	Sankyu, Inc.	65,422
6,300	Shinko Electric Industries Co., Ltd.	53,543
5,400	Sodick Co., Ltd.	62,957
22,100	Sojitz Corp.	54,403
3,100	Star Micronics Co., Ltd.	50,376
10,000	Sumitomo Bakelite Co., Ltd.	70,715
9,000	The Nisshin Oillio Group, Ltd.	52,787
2,300	Tokyo Seimitsu Co., Ltd.	74,198
2,500	Transcosmos, Inc.	59,971

LMCG INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Japan - (continued)
4,000	Wacoal Holdings Corp.	$54,166
		2,011,323
Luxembourg - 1.6%
1,220	APERAM SA	56,652
4,676	Subsea 7 SA	63,048
		119,700
Malta - 0.8%
5,320	Kindred Group PLC, SDR	60,230
Mexico - 0.6%
6,908	Grupo Aeroportuario del Centro Norte SAB de CV	41,607
Netherlands - 1.6%
1,824	ASR Nederland NV	61,529
1,539	Philips Lighting NV (b)	56,847
		118,376
New Zealand - 0.9%
23,408	a2 Milk Co., Ltd. (a)	68,637
Norway - 0.7%
2,097	Salmar ASA	51,979
Portugal - 0.7%
13,141	The Navigator Co. SA	56,712
Singapore - 2.3%
74,500	Mapletree Greater China Commercial Trust REIT	58,426
7,800	Venture Corp., Ltd.	68,275
38,200	Yanlord Land Group, Ltd.	48,689
		175,390
South Korea - 2.7%
1,395	Hyundai Marine & Fire Insurance Co., Ltd.	47,981
3,467	Meritz Fire & Marine Insurance Co., Ltd.	60,796
2,286	Posco Daewoo Corp.	44,571
1,959	WONIK IPS Co., Ltd. (a)	50,746
		204,094
Spain - 2.5%
2,352	Ebro Foods SA	53,787
15,606	Ence Energia y Celulosa SA	64,028
3,281	Gamesa Corp Technologica SA	70,199
		188,014
Sweden - 0.5%
4,048	Mycronic AB	36,891
Shares	Security Description	Value
Switzerland - 2.9%
188	Autoneum Holding AG	$51,576
291	Flughafen Zurich AG	71,470
2,544	Logitech International SA, Class R	93,611
		216,657
Taiwan - 1.6%
62,680	China Life Insurance Co., Ltd.	62,485
19,000	Powertech Technology, Inc.	58,610
		121,095
United Kingdom - 15.6%
4,751	Abcam PLC	60,234
10,318	Beazley PLC	65,626
1,758	Bellway PLC	68,219
4,404	CVS Group PLC	72,114
10,879	Electrocomponents PLC	81,830
40,509	Firstgroup PLC (a)	66,407
29,220	Hays PLC	63,177
10,808	Howden Joinery Group PLC	57,334
6,686	Inchcape PLC	65,722
6,536	Informa PLC	57,010
11,950	JD Sports Fashion PLC	54,433
13,334	Moneysupermarket.com Group PLC	61,416
10,959	National Express Group PLC	52,337
15,537	QinetiQ Group PLC	54,734
1,017	Spirax-Sarco Engineering PLC	70,928
11,696	The Paragon Group of Cos. PLC	65,059
6,823	The UNITE Group PLC REIT	57,673
6,116	UBM PLC	54,963
2,451	WH Smith PLC	54,710
		1,183,926
Total Common Stock (Cost $6,292,582)		7,172,802
Investment Company - 2.7%
3,123	iShares MSCI EAFE ETF (Cost $189,644)	203,620
Money Market Fund - 5.2%
396,841	Dreyfus Treasury Prime Cash Management, Institutional Shares, 0.76% (c) (Cost $396,841)	396,841
Total Investments - 102.6% (Cost $6,879,067)*		$7,773,263
Other Assets & Liabilities, Net – (2.6)%		(199,199)
Net Assets – 100.0%		$7,574,064

LMCG INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $56,847 or 0.8% of net assets.
(c)	Variable rate security. Rate presented is as of June 30, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$978,068
Gross Unrealized Depreciation	(83,872)
Net Unrealized Appreciation	$894,196

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.
	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$-	$268,122	$-	$268,122
Austria	-	180,221	-	180,221
Belgium	-	257,727	-	257,727
Canada	56,927	-	-	56,927
China	-	53,451	-	53,451
Denmark	-	427,352	-	427,352
France	-	132,354	-	132,354
Georgia	-	61,870	-	61,870
Germany	-	419,717	-	419,717
Hong Kong	-	162,580	-	162,580
Italy	-	497,850	-	497,850
Japan	-	2,011,323	-	2,011,323
Luxembourg	-	119,700	-	119,700
Malta	-	60,230	-	60,230
Mexico	41,607	-	-	41,607
Netherlands	-	118,376	-	118,376
New Zealand	-	68,637	-	68,637
Norway	-	51,979	-	51,979
Portugal	-	56,712	-	56,712
Singapore	-	175,390	-	175,390
South Korea	-	204,094	-	204,094
Spain	-	188,014	-	188,014
Sweden	-	36,891	-	36,891
Switzerland	-	216,657	-	216,657
Taiwan	-	121,095	-	121,095
United Kingdom	-	1,183,926	-	1,183,926
Investment Company	203,620	-	-	203,620
Money Market Fund	-	396,841	-	396,841
Total Investments At Value	$302,154	$7,471,109	$-	$7,773,263

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
At June 30, 2017, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund's Schedule of Investments:

LMCG International Small Cap Fund

 Long Securities 93.40%
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK HARD CURRENCY FUND SCHEDULE OF INVESTMENTS JUNE 30, 2017 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds (a)- 60.0%
Automotive - Netherlands - 3.4%
3,300,000	BMW Finance NV, EMTN	EUR	3.625%	01/29/18	$3,853,288
Financials - Netherlands - 2.0%
17,900,000	Bank Nederlandse Gemeenten NV, EMTN	SEK	2.125	02/13/19	2,196,305
Financials - Norway - 3.7%
33,000,000	SpareBank 1 Boligkreditt AS, EMTN	NOK	5.950	06/18/18	4,137,673
Financials - Sweden - 0.8%
750,000	Investor AB, EMTN	EUR	3.250	09/17/18	890,795
Healthcare - France - 5.4%
5,300,000	Sanofi, EMTN	EUR	1.000	11/14/17	6,081,233
Non-U.S. Government - Austria - 2.1%
2,000,000	Republic of Austria Government Bond (b)	EUR	1.950	06/18/19	2,393,226
Non-U.S. Government - New Zealand - 1.5%
2,250,000	New Zealand Government Bond, Series 1217	NZD	6.000	12/15/17	1,680,259
Non-U.S. Government - Sweden - 1.7%
1,700,000	Sweden Government International Bond, EMTN	EUR	0.875	01/31/18	1,957,590
Non-U.S. Government Agency - Sweden - 13.1%
7,600,000	Kommuninvest I Sverige AB, Series 1806, MTN	SEK	1.000	06/20/18	915,528
115,000,000	Kommuninvest I Sverige AB, Series 1708, MTN	SEK	4.000	08/12/17	13,716,815
					14,632,343
Regional Authority - Australia - 1.5%
2,160,000	Treasury Corp. of Victoria	AUD	3.500	11/17/17	1,671,433
Regional Authority - Canada - 6.9%
3,200,000	Province of Alberta Canada	CAD	1.700	12/15/17	2,477,064
4,700,000	Province of British Columbia Canada	CAD	4.700	12/01/17	3,682,983
2,000,000	Province of Manitoba Canada	CAD	4.250	03/05/18	1,575,324
					7,735,371
Regional Authority - Norway - 3.5%
31,000,000	City of Oslo Norway	NOK	4.650	01/16/19	3,919,221
Regional Authority - Sweden - 0.9%
8,650,000	City of Gothenburg Sweden, EMTN	SEK	2.125	03/19/18	1,045,878
Supranational - Europe - 13.5%
1,600,000	European Financial Stability Facility, EMTN	EUR	1.625	09/15/17	1,835,389
4,100,000	European Investment Bank, EMTN	EUR	1.000	07/13/18	4,754,606
3,500,000	European Stability Mechanism, EMTN	EUR	1.250	10/15/18	4,086,840
5,030,000	International Bank for Reconstruction & Development GDIF	SEK	1.375	06/23/19	614,556
31,500,000	International Bank for Reconstruction & Development, EMTN GDIF	SEK	3.250	12/15/17	3,798,441
					15,089,832
Total Foreign Bonds (Cost $64,818,130)	67,284,447
Foreign Treasury Securities (a) - 29.9%
Non-U.S. Government - Belgium - 3.1%
3,000,000	Kingdom of Belgium Treasury Bill (c)	EUR	0.000	04/12/18	3,444,006
Non-U.S. Government - Canada - 4.8%
7,000,000	Canadian Treasury Bill (c)	CAD	0.561	12/14/17	5,379,388
Non-U.S. Government - France - 4.8%
4,700,000	France Treasury Bill BTF (c)	EUR	0.000	03/28/18	5,389,839
Non-U.S. Government - Ireland - 12.8%
6,380,000	Republic of Ireland Treasury Bill (c)	EUR	0.000	09/18/17	7,292,577
6,200,000	Republic of Ireland Treasury Bill (c)	EUR	0.000	12/18/17	7,091,667
					14,384,244

MERK HARD CURRENCY FUND SCHEDULE OF INVESTMENTS JUNE 30, 2017 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Non-U.S. Government - Norway - 4.4%
41,000,000	Norway Treasury Bill, Series 36 (b)(c)	NOK	0.319%	09/20/17	$4,907,909
Total Foreign Treasury Securities (Cost $31,960,673)	33,505,386
Shares
Exchange Traded Product - United States - 8.4%
767,800	VanEck Merk Gold Trust (d)(e) (Cost $9,669,399)	USD	9,413,228
Money Market Fund - 0.7%
795,728	Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class (f) (Cost $795,728)	USD	0.803	795,728
Total Investments – 99.0% (Cost $107,243,930)*	$110,998,789
Foreign Currencies – 0.2% (Cost $251,309)	257,425
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.0%	(31,668)
Other Assets and Liabilities, Net – 0.8%	920,419
NET ASSETS – 100.0%	$112,144,965

EMTN	European Medium Term Note
GDIF	Global Debt Issuance Facility
MTN	Medium Term Note
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $7,301,135 or 6.5% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Non-income producing security.
(e)	Affiliate
(f)	Variable rate security. Rate presented is as of June 30, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,081,025
Gross Unrealized Depreciation	(326,166)
Net Unrealized Appreciation	$3,754,859

Affiliated investments are investments that are managed by the Adviser, and are noted in the Merk Hard Currency Fund's Schedule of Investments.  Transactions during the period with affiliates were as follows:
Exchange Traded Product
VanEck Merk Gold Trust	Balance 03/31/17	Gross Additions	Gross Reductions	Balance 06/30/17	Realized Loss	Investment Income
Shares/Principal	802,800	-	(35,000)	767,800
Cost	$10,120,259	$-	$(450,860)	$9,669,399	$(8,820)	$-
Proceeds		-	(442,040)
Value	9,898,524	-	(485,296)	9,413,228

At June 30, 2017, the Merk Hard Currency Fund held the following exchange traded futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
11	Gold 100 oz. Future	09/05/17	$1,406,185	$(39,655)

As of June 30, 2017, the Merk Hard Currency Fund had the following forward currency contracts outstanding:
Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	3,200,000	European Union Euro	07/26/17	$3,572,038	$88,194
RBC Capital Markets, LLC	(3,250,000)	Pounds Sterling	07/26/17	(4,116,931)	(119,862)
					$(31,668)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets

MERK HARD CURRENCY FUND SCHEDULE OF INVESTMENTS JUNE 30, 2017 (Unaudited)

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2017.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Foreign Bonds	$-	$67,284,447	$-	$67,284,447
Foreign Treasury Securities	-	33,505,386	-	33,505,386
Exchange Traded Product	9,413,228	-	-	9,413,228
Money Market Fund	-	795,728	-	795,728
Total Investments At Value	$9,413,228	$101,585,561	$-	$110,998,789
Other Financial Instruments**
Forward Currency Contracts	-	88,194	-	88,194
Total Assets	$9,413,228	$101,673,755	$-	$111,086,983
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(119,862)	-	(119,862)
Futures	(39,655)	-	-	(39,655)
Total Liabilities	$(39,655)	$(119,862)	$-	$(159,517)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND SCHEDULE OF INVESTMENTS JUNE 30, 2017 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds (a) - 71.8%
Automotive - Netherlands - 5.3%
1,300,000	BMW Finance NV, EMTN	EUR	3.625%	01/29/18	$1,517,962
Financials - Norway - 3.5%
8,000,000	SpareBank 1 Boligkreditt AS, EMTN	NOK	5.950	06/18/18	1,003,072
Non-U.S. Government - Australia - 3.8%
1,400,000	Australia Government Bond, Series 135	AUD	4.250	07/21/17	1,077,678
Non-U.S. Government - New Zealand - 3.6%
1,400,000	New Zealand Government Bond, Series 1217	NZD	6.000	12/15/17	1,045,494
Non-U.S. Government - United Kingdom - 3.6%
800,000	United Kingdom Gilt	GBP	1.000	09/07/17	1,043,602
Non-U.S. Government Agency - Germany - 4.6%
1,000,000	KFW, Series EXCH, EMTN	GBP	5.625	08/25/17	1,312,253
Non-U.S. Government Agency - Sweden - 17.0%
40,900,000	Kommuninvest I Sverige AB, Series 1708	SEK	4.000	08/12/17	4,878,415
Regional Authority - Australia - 15.4%
1,700,000	New South Wales Treasury Corp., Series 18	AUD	6.000	02/01/18	1,338,922
1,500,000	Queensland Treasury Corp. (b)	AUD	3.500	09/21/17	1,157,958
1,200,000	Treasury Corp. of Victoria	AUD	3.500	11/17/17	928,574
1,300,000	Western Australian Treasury Corp., Series 17	AUD	8.000	07/15/17	1,002,136
					4,427,590
Regional Authority - Canada - 15.0%
1,400,000	Province of Alberta Canada	CAD	1.700	12/15/17	1,083,715
1,400,000	Province of British Columbia Canada	CAD	4.700	12/01/17	1,097,059
1,300,000	Province of Manitoba Canada	CAD	4.250	03/05/18	1,023,961
1,400,000	Province of Saskatchewan Canada	CAD	4.650	09/05/17	1,086,468
					4,291,203
Total Foreign Bonds (Cost $20,366,321)					20,597,269
Foreign Treasury Securities (a)- 19.1%
Non-U.S. Government - Belgium - 4.0%
1,000,000	Kingdom of Belgium Treasury Bill, Series 12M (c)	EUR	0.000	04/12/18	1,148,002
Non-U.S. Government - Canada - 4.0%
1,500,000	Canadian Treasury Bill (c)	CAD	0.561	12/14/17	1,152,726
Non-U.S. Government - Ireland - 3.6%
895,000	Republic of Ireland Treasury Bill (c)	EUR	0.000	12/18/17	1,023,716
Non-U.S. Government - Norway - 3.7%
8,700,000	Norway Treasury Bill, Series 37 (b)(c)	NOK	0.210	12/20/17	1,040,381
Non-U.S. Government - Sweden - 3.8%
9,200,000	Sweden Treasury Bill, Series 194D (c)	SEK	0.000	12/20/17	1,096,371
Total Foreign Treasury Securities (Cost $5,195,007)					5,461,196
U.S. Government & Agency Obligations (a)- 4.2%
U.S. Treasury Bill - 4.2%
1,200,000	U.S. Treasury Bill(d) (Cost $1,197,114)	USD	0.997	09/28/17	1,197,152
Shares
Money Market Fund - 6.0%
1,728,137	Morgan Stanley Institutional Liquidity Fund (e) (Cost $1,728,137)	USD	0.803		1,728,137
Total Investments – 101.1% (Cost $28,486,579)*					$28,983,754
Foreign Currencies – 2.0% (Cost $578,322)					584,209
Net Unrealized Gain/Loss on Forward Currency Contracts – (0.4)%					(120,222)
Other Assets and Liabilities, Net – (2.7)%					(776,736)
NET ASSETS – 100.0%					$28,671,005

MERK ABSOLUTE RETURN CURRENCY FUND SCHEDULE OF INVESTMENTS JUNE 30, 2017 (Unaudited)

EMTN	European Medium Term Note
EXCH	Exchange
MTN	Medium Term Note
(a)	All or a portion of these securities are segregated to cover forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,198,339 or 7.7% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Rate presented is yield to maturity.
(e)	Variable rate security. Rate presented is as of June 30, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$637,829
Gross Unrealized Depreciation	(140,654)
Net Unrealized Appreciation	$497,175

As of June 30, 2017, Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:
Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	(4,685,000)	Canadian Dollars	07/19/17	$(3,554,870)	$(59,281)
	(92,040,000)	Norwegian Krone	07/19/17	(10,946,862)	(82,254)
	153,035,000	Norwegian Krone	07/19/17	18,159,361	178,761
	77,325,000	Swedish Krona	07/19/17	8,953,560	235,462
	1,420,000	Swiss Franc	07/19/17	1,484,365	(1,561)
BNY Brokerage, Inc.	600,000	Canadian Dollars	07/19/17	453,956	8,902
	770,000	New Zealand Dollar	07/19/17	559,610	4,441
	16,640,000	Norwegian Krone	07/19/17	1,977,750	16,213
	(91,850,000)	Swedish Krona	07/19/17	(10,513,509)	(401,609)
J.P. Morgan Securities, LLC	(22,605,000)	Australian Dollar	07/19/17	(17,227,764)	(141,712)
	7,300,000	Australian Dollar	07/19/17	5,541,535	67,719
	(9,520,000)	Canadian Dollars	07/19/17	(7,193,699)	(150,319)
	9,235,000	Canadian Dollars	07/19/17	6,976,108	148,052
	(7,520,000)	European Union Euro	07/19/17	(8,429,815)	(168,343)
	18,865,000	European Union Euro	07/19/17	21,339,063	230,651
	(1,300,100,000)	Japanese Yen	07/19/17	(11,842,549)	273,443
	679,500,000	Japanese Yen	07/19/17	6,109,775	(63,157)
	(14,625,000)	New Zealand Dollar	07/19/17	(10,636,056)	(77,255)
	13,075,000	New Zealand Dollar	07/19/17	9,489,333	88,550
	(115,460,000)	Norwegian Krone	07/19/17	(13,719,074)	(116,452)
	(4,000,000)	Pounds Sterling	07/19/17	(5,103,973)	(109,270)
	1,855,000	Pounds Sterling	07/19/17	2,368,093	49,549
	(28,940,000)	Swedish Krona	07/19/17	(3,315,519)	(123,604)
	(5,535,000)	Swiss Franc	07/19/17	(5,732,881)	(46,922)
	1,935,000	Swiss Franc	07/19/17	2,001,091	19,492
RBC Capital Markes, LLC	(1,660,000)	Australian Dollar	07/19/17	(1,256,799)	(18,730)
	(14,165,000)	Canadian Dollars	07/19/17	(10,830,652)	(96,659)
	7,835,000	Canadian Dollars	07/19/17	5,900,227	143,930
	(845,000)	European Union Euro	07/19/17	(953,840)	(12,309)
	1,210,000	European Union Euro	07/19/17	1,354,774	28,706
	(2,295,000)	New Zealand Dollar	07/19/17	(1,671,377)	(9,788)
	101,575,000	Norwegian Krone	07/19/17	12,054,683	117,009
	3,345,000	Pounds Sterling	07/19/17	4,238,580	120,996
	(2,905,000)	Swiss Franc	07/19/17	(3,012,008)	(21,475)
Societe Generale Securities	(2,470,000)	New Zealand Dollar	07/19/17	(1,801,146)	(8,213)
	8,610,000	Norwegian Krone	07/19/17	1,014,121	17,612
	(1,355,000)	Pounds Sterling	07/19/17	(1,728,395)	(37,592)
	(19,460,000)	Swedish Krona	07/19/17	(2,232,545)	(80,011)
	17,530,000	Swedish Krona	07/19/17	2,004,079	79,123
State Street Brokerage	1,315,000	Australian Dollar	07/19/17	999,540	10,894
	(4,380,000)	Canadian Dollars	07/19/17	(3,306,515)	(72,350)
	6,905,000	Canadian Dollars	07/19/17	5,229,892	96,835
	(3,515,000)	European Union Euro	07/19/17	(4,016,674)	(2,279)
	1,050,000	European Union Euro	07/19/17	1,172,996	27,544
	(222,050,000)	Japanese Yen	07/19/17	(1,998,363)	22,422
	145,650,000	Japanese Yen	07/19/17	1,310,811	(14,726)
State Street Brokerage	(2,765,000)	New Zealand Dollar	07/19/17	(2,001,093)	(24,364)
	2,425,000	New Zealand Dollar	07/19/17	1,765,856	10,539
	27,215,000	Norwegian Krone	07/19/17	3,257,857	3,305
	(8,930,000)	Pounds Sterling	07/19/17	(11,413,607)	(224,963)
	1,035,000	Pounds Sterling	07/19/17	1,311,066	37,861
	(19,210,000)	Swedish Krona	07/19/17	(2,247,512)	(35,335)
	(835,000)	Swiss Franc	07/19/17	(861,362)	(10,569)
	3,490,000	Swiss Franc	07/19/17	3,591,488	52,869
					$(120,222)

MERK ABSOLUTE RETURN CURRENCY FUND SCHEDULE OF INVESTMENTS JUNE 30, 2017 (Unaudited)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of June 30, 2017.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Foreign Bonds	$-	$20,597,269	$-	$20,597,269
Foreign Treasury Securities	-	5,461,196	-	5,461,196
U.S. Government & Agency Obligations	-	1,197,152	-	1,197,152
Money Market Fund	-	1,728,137	-	1,728,137
Total Investments At Value	$-	$28,983,754	$-	$28,983,754
Other Financial Instruments**
Forward Currency Contracts	-	2,090,880	-	2,090,880
Total Assets	$-	$31,074,634	$-	$31,074,634
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$-	$(2,211,102)	$-	$(2,211,102)
Total Liabilities	$-	$(2,211,102)	$-	$(2,211,102)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

PAYSON TOTAL RETURN FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Common Stock - 95.8%
Consumer Discretionary - 17.6%
30,000	Adient PLC	$1,961,400
2,560	Amazon.com, Inc. (a)	2,478,080
23,457	Delphi Automotive PLC	2,056,006
11,592	McDonald's Corp.	1,775,431
19,148	The TJX Cos., Inc.	1,381,911
18,560	Thor Industries, Inc.	1,939,891
88,181	Twenty-First Century Fox, Inc., Class B	2,457,605
		14,050,324
Consumer Staples - 3.0%
43,630	Unilever PLC, ADR	2,361,256
Energy - 4.4%
17,652	Exxon Mobil Corp.	1,425,046
25,315	Phillips 66	2,093,297
		3,518,343
Financial - 20.1%
31,188	Aflac, Inc.	2,422,684
24,040	American Express Co.	2,025,130
9,716	Berkshire Hathaway, Inc., Class B (a)	1,645,599
38,850	Discover Financial Services	2,416,081
21,251	JPMorgan Chase & Co.	1,942,341
23,745	Mastercard, Inc., Class A	2,883,830
29,100	Visa, Inc., Class A	2,728,998
		16,064,663
Health Care - 16.9%
22,694	Abbott Laboratories	1,103,155
14,107	Amgen, Inc.	2,429,649
26,530	Gilead Sciences, Inc.	1,877,793
15,055	Johnson & Johnson	1,991,626
28,845	Merck & Co., Inc.	1,848,676
47,410	Mylan NV (a)	1,840,456
71,337	Pfizer, Inc.	2,396,210
		13,487,565
Industrials - 5.3%
19,621	Danaher Corp.	1,655,816
4,227	General Dynamics Corp.	837,369
14,500	United Technologies Corp.	1,770,595
		4,263,780
Technology - 28.5%
17,804	Accenture PLC, Class A	2,201,999
4,425	Alphabet, Inc., Class A (a)	4,113,834
19,027	Apple, Inc.	2,740,268
67,903	Cisco Systems, Inc.	2,125,364
11,070	IBM	1,702,898
88,808	Intel Corp.	2,996,382
32,140	Microsoft Corp.	2,215,410
40,035	QUALCOMM, Inc.	2,210,733
Shares	Security Description	Value
24,800	Skyworks Solutions, Inc.	$2,379,560
		22,686,448
Total Common Stock (Cost $57,727,640)		76,432,379
Total Investments - 95.8% (Cost $57,727,640)*		$76,432,379
Other Assets & Liabilities, Net – 4.2%		3,309,444
Net Assets – 100.0%		$79,741,823

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,158,671
Gross Unrealized Depreciation	(1,453,932)
Net Unrealized Appreciation	$18,704,739

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$76,432,379
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$76,432,379

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	August 23, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	August 23, 2017